UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Capital Preservation Fund

Investor Class (CPFXX)	September 30, 2024

This semi-annual shareholder report contains important information about Capital Preservation Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.47%

Fund Statistics
Net Assets	$2,332,821,594
Management Fees (dollars paid during the reporting period)	$5,461,707
Total Number of Portfolio Holdings	29
7-Day Current Yield - Investor Class	4.47%
7-Day Effective Yield - Investor Class	4.57%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
U.S. Treasury Securities	87.0%	Weighted Average Maturity	31 days
Other Assets and Liabilities	13.0%	Weighted Average Life	73 days

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081803

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

Investor Class (BGNMX)	September 30, 2024

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.55%

Fund Statistics
Net Assets	$402,932,560
Management Fees (dollars paid during the reporting period)	$1,043,823
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	172

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081605

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

I Class (AGMHX)	September 30, 2024

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Fund Statistics
Net Assets	$402,932,560
Management Fees (dollars paid during the reporting period)	$1,043,823
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	172

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081654

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

A Class (BGNAX)	September 30, 2024

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.80%

Fund Statistics
Net Assets	$402,932,560
Management Fees (dollars paid during the reporting period)	$1,043,823
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	172

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081837

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

C Class (BGNCX)	September 30, 2024

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$79	1.55%

Fund Statistics
Net Assets	$402,932,560
Management Fees (dollars paid during the reporting period)	$1,043,823
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	172

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081761

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

R Class (AGMWX)	September 30, 2024

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	1.05%

Fund Statistics
Net Assets	$402,932,560
Management Fees (dollars paid during the reporting period)	$1,043,823
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	172

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081779

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

R5 Class (AGMNX)	September 30, 2024

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.35%

Fund Statistics
Net Assets	$402,932,560
Management Fees (dollars paid during the reporting period)	$1,043,823
Portfolio Turnover Rate	84%
Total Number of Portfolio Holdings	172

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	98.2%
U.S. Government Agency Collateralized Mortgage Obligations	6.1%
Short-Term Investments	13.9%
Other Assets and Liabilities	(18.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081787

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

Investor Class (CPTNX)	September 30, 2024

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.47%

Fund Statistics
Net Assets	$633,597,107
Management Fees (dollars paid during the reporting period)	$1,156,208
Portfolio Turnover Rate	73%
Total Number of Portfolio Holdings	218

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081308

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

I Class (ABHTX)	September 30, 2024

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Fund Statistics
Net Assets	$633,597,107
Management Fees (dollars paid during the reporting period)	$1,156,208
Portfolio Turnover Rate	73%
Total Number of Portfolio Holdings	218

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081647

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

A Class (ABTAX)	September 30, 2024

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$37	0.72%

Fund Statistics
Net Assets	$633,597,107
Management Fees (dollars paid during the reporting period)	$1,156,208
Portfolio Turnover Rate	73%
Total Number of Portfolio Holdings	218

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081860

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

C Class (ABTCX)	September 30, 2024

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$75	1.47%

Fund Statistics
Net Assets	$633,597,107
Management Fees (dollars paid during the reporting period)	$1,156,208
Portfolio Turnover Rate	73%
Total Number of Portfolio Holdings	218

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081746

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

R Class (ABTRX)	September 30, 2024

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$50	0.97%

Fund Statistics
Net Assets	$633,597,107
Management Fees (dollars paid during the reporting period)	$1,156,208
Portfolio Turnover Rate	73%
Total Number of Portfolio Holdings	218

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081738

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

R5 Class (ABTIX)	September 30, 2024

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$14	0.27%

Fund Statistics
Net Assets	$633,597,107
Management Fees (dollars paid during the reporting period)	$1,156,208
Portfolio Turnover Rate	73%
Total Number of Portfolio Holdings	218

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.6%
U.S. Treasury Securities	31.6%
Collateralized Mortgage Obligations	6.3%
Asset-Backed Securities	4.2%
U.S. Government Agency Securities	2.1%
Commercial Mortgage-Backed Securities	1.9%
Municipal Securities	0.6%
Short-Term Investments	6.3%
Other Assets and Liabilities	(4.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081753

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

Investor Class (ACITX)	September 30, 2024

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.54%

Fund Statistics
Net Assets	$2,590,329,275
Management Fees (dollars paid during the reporting period)	$2,900,976
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081704

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

I Class (AIAHX)	September 30, 2024

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.44%

Fund Statistics
Net Assets	$2,590,329,275
Management Fees (dollars paid during the reporting period)	$2,900,976
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081639

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

Y Class (AIAYX)	September 30, 2024

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$17	0.34%

Fund Statistics
Net Assets	$2,590,329,275
Management Fees (dollars paid during the reporting period)	$2,900,976
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081621

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

A Class (AIAVX)	September 30, 2024

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.79%

Fund Statistics
Net Assets	$2,590,329,275
Management Fees (dollars paid during the reporting period)	$2,900,976
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081829

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

C Class (AINOX)	September 30, 2024

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$79	1.54%

Fund Statistics
Net Assets	$2,590,329,275
Management Fees (dollars paid during the reporting period)	$2,900,976
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081720

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

R Class (AIARX)	September 30, 2024

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	1.04%

Fund Statistics
Net Assets	$2,590,329,275
Management Fees (dollars paid during the reporting period)	$2,900,976
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081712

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

R5 Class (AIANX)	September 30, 2024

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$17	0.34%

Fund Statistics
Net Assets	$2,590,329,275
Management Fees (dollars paid during the reporting period)	$2,900,976
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081795

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

R6 Class (AIADX)	September 30, 2024

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$15	0.29%

Fund Statistics
Net Assets	$2,590,329,275
Management Fees (dollars paid during the reporting period)	$2,900,976
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081597

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

G Class (AINGX)	September 30, 2024

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$4	0.08%

Fund Statistics
Net Assets	$2,590,329,275
Management Fees (dollars paid during the reporting period)	$2,900,976
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	88.4%
Corporate Bonds	3.0%
Collateralized Mortgage Obligations	2.4%
Preferred Stocks	1.9%
Commercial Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.1%
Collateralized Loan Obligations	0.7%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081613

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

Investor Class (TWUSX)	September 30, 2024

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.54%

Fund Statistics
Net Assets	$209,760,049
Management Fees (dollars paid during the reporting period)	$482,534
Portfolio Turnover Rate	170%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081506

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

I Class (ASGHX)	September 30, 2024

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$22	0.44%

Fund Statistics
Net Assets	$209,760,049
Management Fees (dollars paid during the reporting period)	$482,534
Portfolio Turnover Rate	170%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081662

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

A Class (TWAVX)	September 30, 2024

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$40	0.79%

Fund Statistics
Net Assets	$209,760,049
Management Fees (dollars paid during the reporting period)	$482,534
Portfolio Turnover Rate	170%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081845

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

C Class (TWACX)	September 30, 2024

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$78	1.54%

Fund Statistics
Net Assets	$209,760,049
Management Fees (dollars paid during the reporting period)	$482,534
Portfolio Turnover Rate	170%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081696

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

R Class (TWARX)	September 30, 2024

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	1.04%

Fund Statistics
Net Assets	$209,760,049
Management Fees (dollars paid during the reporting period)	$482,534
Portfolio Turnover Rate	170%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081688

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

R5 Class (TWUOX)	September 30, 2024

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$17	0.34%

Fund Statistics
Net Assets	$209,760,049
Management Fees (dollars paid during the reporting period)	$482,534
Portfolio Turnover Rate	170%
Total Number of Portfolio Holdings	101

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	59.7%
Collateralized Mortgage Obligations	19.9%
Asset-Backed Securities	3.2%
U.S. Government Agency Securities	2.6%
U.S. Government Agency Mortgage-Backed Securities	2.6%
Commercial Mortgage-Backed Securities	1.7%
Corporate Bonds	0.2%
Short-Term Investments	9.5%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081670

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

September 30, 2024

Capital Preservation Fund
Investor Class (CPFXX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES(1) — 87.0%
U.S. Treasury Bills, 5.31%, 10/1/24	$74,379,000	$74,379,000
U.S. Treasury Bills, 5.28%, 10/8/24	63,468,000	63,403,712
U.S. Treasury Bills, 5.30%, 10/10/24	70,000,000	69,908,475
U.S. Treasury Bills, 5.11%, 10/15/24	142,528,000	142,248,835
U.S. Treasury Bills, 4.90%, 10/22/24	115,431,000	115,105,827
U.S. Treasury Bills, 5.26%, 10/24/24	50,000,000	49,834,208
U.S. Treasury Bills, 3.98%, 10/29/24	108,792,000	108,368,424
U.S. Treasury Bills, 5.11%, 11/5/24	83,529,000	83,119,708
U.S. Treasury Bills, 5.06%, 11/12/24	75,000,000	74,563,375
U.S. Treasury Bills, 5.14%, 11/14/24	10,000,000	9,938,033
U.S. Treasury Bills, 4.76%, 11/19/24	75,000,000	74,521,229
U.S. Treasury Bills, 4.77%, 11/26/24	25,000,000	24,819,167
U.S. Treasury Bills, 5.04%, 12/5/24	30,000,000	29,730,792
U.S. Treasury Bills, 4.57%, 1/2/25	60,000,000	59,317,500
U.S. Treasury Bills, 4.67%, 1/21/25	40,000,000	39,426,436
U.S. Treasury Bills, 5.06%, 1/23/25	20,000,000	19,683,967
U.S. Treasury Bills, 5.00%, 1/30/25	20,000,000	19,668,594
U.S. Treasury Bills, 4.86%, 2/13/25	45,000,000	44,190,844
U.S. Treasury Bills, 4.84%, 2/20/25	55,000,000	53,965,175
U.S. Treasury Bills, 4.75%, 2/27/25	50,000,000	49,030,465
U.S. Treasury Bills, 4.71%, 3/6/25	25,000,000	24,496,792
U.S. Treasury Bills, 4.89%, 3/20/25	15,000,000	14,658,498
U.S. Treasury Notes, 1.125%, 1/15/25	22,500,000	22,267,224
U.S. Treasury Notes, 4.125%, 1/31/25	45,000,000	44,863,792
U.S. Treasury Notes, VRN, 4.73%, (3-month USBMMY plus 0.14%), 10/31/24	334,385,000	334,367,819
U.S. Treasury Notes, VRN, 4.79%, (3-month USBMMY plus 0.20%), 1/31/25	175,045,000	175,119,462
U.S. Treasury Notes, VRN, 4.76%, (3-month USBMMY plus 0.17%), 4/30/25	104,125,000	104,171,832
U.S. Treasury Notes, VRN, 4.76%, (3-month USBMMY plus 0.17%), 10/31/25	75,000,000	75,016,713
U.S. Treasury Notes, VRN, 4.77%, (3-month USBMMY plus 0.18%), 7/31/26	30,000,000	29,957,051
TOTAL INVESTMENT SECURITIES — 87.0%		2,030,142,949
OTHER ASSETS AND LIABILITIES — 13.0%		302,678,645
TOTAL NET ASSETS — 100.0%		$2,332,821,594

NOTES TO SCHEDULE OF INVESTMENTS
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

See Notes to Financial Statements.
2

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,030,142,949
Cash	3,616
Receivable for investments sold	405,051,657
Receivable for capital shares sold	1,780,546
Interest receivable	6,759,597
2,443,738,365

Liabilities
Payable for investments purchased	109,045,278
Payable for capital shares redeemed	923,715
Accrued management fees	893,611
Dividends payable	54,167
110,916,771

Net Assets	$2,332,821,594

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,332,818,834

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,332,857,701
Distributable earnings (loss)	(36,107)
$2,332,821,594

See Notes to Financial Statements.
3

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$62,062,069

Expenses:
Management fees	5,461,707
Trustees' fees and expenses	74,189
5,535,896

Net investment income (loss)	56,526,173

Net realized gain (loss) on investment transactions	25,881

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,552,054

See Notes to Financial Statements.
4

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$56,526,173	$111,587,680
Net realized gain (loss)	25,881	(178,199)
Net increase (decrease) in net assets resulting from operations	56,552,054	111,409,481

Distributions to Shareholders
From earnings	(56,526,173)	(111,587,680)

Capital Share Transactions
Proceeds from shares sold	373,764,393	849,510,746
Proceeds from reinvestment of distributions	55,995,887	110,030,876
Payments for shares redeemed	(431,881,163)	(921,627,611)
Net increase (decrease) in net assets from capital share transactions	(2,120,883)	37,914,011

Net increase (decrease) in net assets	(2,095,002)	37,735,812

Net Assets
Beginning of period	2,334,916,596	2,297,180,784
End of period	$2,332,821,594	$2,334,916,596

Transactions in Shares of the Fund
Sold	373,764,393	849,510,746
Issued in reinvestment of distributions	55,995,887	110,030,876
Redeemed	(431,881,163)	(921,627,611)
Net increase (decrease) in shares of the fund	(2,120,883)	37,914,011

See Notes to Financial Statements.
5

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. The fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended September 30, 2024 was 0.47%.

6

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(178,199), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

7

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2024(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.45%	0.47%	0.47%	4.84%	4.84%	$2,332,822
2024	$1.00	0.05	—(3)	0.05	(0.05)	$1.00	4.92%	0.48%	0.48%	4.81%	4.81%	$2,334,917
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.15%	0.48%	0.48%	2.15%	2.15%	$2,297,181
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.08%	0.48%	0.01%	(0.39)%	$2,195,618
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.21%	0.48%	0.01%	(0.26)%	$2,286,880
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.49%	0.48%	0.48%	1.48%	1.48%	$2,174,827

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2024 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
9

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
10

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to the Fund was above the median of the net prospectus expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

11

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90808 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Ginnie Mae Fund
Investor Class (BGNMX)
I Class (AGMHX)
A Class (BGNAX)
C Class (BGNCX)
R Class (AGMWX)
R5 Class (AGMNX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 98.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	$1,137,297	$1,140,496
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	874,494	875,935
GNMA, VRN, 4.875%, (1-year H15T1Y plus 1.50%), 4/20/38	1,528,581	1,540,212
GNMA, VRN, 4.50%, (1-year H15T1Y plus 1.50%), 3/20/48	647,849	648,082
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 8/20/49	1,089,169	1,101,439
		5,306,164
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 96.9%
GNMA, 2.50%, TBA	22,199,000	19,567,217
GNMA, 3.00%, TBA	21,260,000	19,389,760
GNMA, 4.00%, TBA	3,800,000	3,674,308
GNMA, 5.00%, TBA	15,000,000	15,026,361
GNMA, 5.50%, TBA	15,600,000	15,752,660
GNMA, 8.00%, 10/15/24 to 7/20/30	26,817	27,046
GNMA, 9.00%, 12/15/24	64	64
GNMA, 9.50%, 1/20/25	168	168
GNMA, 9.25%, 3/15/25	1,074	1,073
GNMA, 8.50%, 4/20/25 to 12/15/30	26,397	28,167
GNMA, 7.50%, 6/20/25 to 2/20/31	27,702	28,965
GNMA, 7.00%, 12/20/25 to 12/20/29	105,910	110,049
GNMA, 6.50%, 1/20/26 to 9/20/54	10,906,563	11,194,504
GNMA, 6.00%, 2/20/26 to 2/20/54	13,079,067	13,540,454
GNMA, 4.50%, 7/15/33 to 9/20/52	20,319,531	20,197,453
GNMA, 5.50%, 6/20/36 to 4/20/53	13,183,840	13,384,740
GNMA, 4.00%, 12/20/39 to 4/20/52	31,178,934	30,377,162
GNMA, 5.00%, 6/20/40 to 3/20/53	22,417,988	22,496,241
GNMA, 3.50%, 12/20/41 to 3/20/52	40,957,363	38,932,619
GNMA, 3.00%, 4/20/44 to 9/20/51	48,950,815	44,694,061
GNMA, 2.50%, 7/20/46 to 11/20/52	64,967,679	57,331,997
GNMA, 2.00%, 10/20/50 to 11/20/51	64,823,589	55,017,353
GNMA, 3.50%, 2/20/52(1)	10,175,208	9,561,828
		390,334,250
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $410,344,534)		395,640,414
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
GNMA, Series 2003-110, Class F, VRN, 5.48%, (1-month SOFR plus 0.51%), 10/20/33	406,448	406,429
GNMA, Series 2003-66, Class HF, VRN, 5.53%, (1-month SOFR plus 0.56%), 8/20/33	220,424	220,261
GNMA, Series 2004-76, Class F, VRN, 5.48%, (1-month SOFR plus 0.51%), 9/20/34	386,720	386,468
GNMA, Series 2005-13, Class FA, VRN, 5.28%, (1-month SOFR plus 0.31%), 2/20/35	846,699	841,553
GNMA, Series 2007-5, Class FA, VRN, 5.22%, (1-month SOFR plus 0.25%), 2/20/37	909,934	909,764
GNMA, Series 2007-58, Class FC, VRN, 5.58%, (1-month SOFR plus 0.61%), 10/20/37	564,583	564,730
GNMA, Series 2008-2, Class LF, VRN, 5.54%, (1-month SOFR plus 0.57%), 1/20/38	704,806	703,735
GNMA, Series 2008-27, Class FB, VRN, 5.63%, (1-month SOFR plus 0.66%), 3/20/38	1,278,947	1,280,181
GNMA, Series 2008-61, Class KF, VRN, 5.75%, (1-month SOFR plus 0.78%), 7/20/38	645,566	645,474
GNMA, Series 2008-88, Class UF, VRN, 6.08%, (1-month SOFR plus 1.11%), 10/20/38	566,589	566,753
GNMA, Series 2009-92, Class FJ, VRN, 5.89%, (1-month SOFR plus 0.79%), 10/16/39	337,636	339,054
GNMA, Series 2021-175, Class LI, SEQ, IO, 3.00%, 4/20/51	27,708,862	3,931,472
GNMA, Series 2023-55, Class KI, IO, 3.50%, 11/20/50	27,791,576	5,269,994
GNMA, Series 2024-44, Class D, SEQ, 4.50%, 6/20/51	8,306,703	8,340,629
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,710,497)		24,406,497
2

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 13.9%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	187,516	$187,516
Repurchase Agreements — 13.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $3,354,416), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $3,292,229)		3,291,788
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $40,108,553), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $39,327,287)		39,322,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.625% - 2.25%, 12/15/24 - 3/31/27, valued at $13,437,293), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $13,173,764)		13,172,000
		55,785,788
TOTAL SHORT-TERM INVESTMENTS (Cost $55,973,304)		55,973,304
TOTAL INVESTMENT SECURITIES — 118.1% (Cost $490,028,335)		476,020,215
OTHER ASSETS AND LIABILITIES — (18.1)%		(73,087,655)
TOTAL NET ASSETS — 100.0%		$402,932,560

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments. At the period end, the aggregate value of securities pledged was $523,423.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $434,242,547)	$420,234,427
Repurchase agreements, at value (cost of $55,785,788)	55,785,788
Total investment securities, at value (cost of $490,028,335)	476,020,215
Receivable for capital shares sold	92,003
Interest receivable	1,357,728
477,469,946

Liabilities
Payable for investments purchased	73,552,025
Payable for capital shares redeemed	728,555
Accrued management fees	173,938
Distribution and service fees payable	5,919
Dividends payable	76,949
74,537,386

Net Assets	$402,932,560

Net Assets Consist of:
Capital paid in	$535,352,130
Distributable earnings (loss)	(132,419,570)
$402,932,560

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$345,459,983	37,776,474	$9.14
I Class	$25,619,909	2,800,571	$9.15
A Class	$7,871,460	860,794	$9.14
C Class	$247,819	27,099	$9.14
R Class	$9,929,011	1,086,231	$9.14
R5 Class	$13,804,378	1,509,168	$9.15
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.57 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
4

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$7,612,277

Expenses:
Management fees	1,043,823
Distribution and service fees:
A Class	9,957
C Class	1,700
R Class	24,783
Trustees' fees and expenses	12,643
Other expenses	4,506
1,097,412

Net investment income (loss)	6,514,865

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(11,314,677)
Futures contract transactions	394,002
(10,920,675)

Change in net unrealized appreciation (depreciation) on:
Investments	24,366,480
Futures contracts	40,506
24,406,986

Net realized and unrealized gain (loss)	13,486,311

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,001,176

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$6,514,865	$13,950,979
Net realized gain (loss)	(10,920,675)	(10,938,095)
Change in net unrealized appreciation (depreciation)	24,406,986	(1,420,308)
Net increase (decrease) in net assets resulting from operations	20,001,176	1,592,576

Distributions to Shareholders
From earnings:
Investor Class	(6,243,676)	(12,187,608)
I Class	(456,115)	(846,939)
A Class	(135,751)	(278,316)
C Class	(4,513)	(10,835)
R Class	(156,559)	(284,429)
R5 Class	(269,799)	(1,101,300)
Decrease in net assets from distributions	(7,266,413)	(14,709,427)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(14,353,148)	(67,197,142)

Net increase (decrease) in net assets	(1,618,385)	(80,313,993)

Net Assets
Beginning of period	404,550,945	484,864,938
End of period	$402,932,560	$404,550,945

See Notes to Financial Statements.
6

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

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Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.
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Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 were $352,697,957 and $374,117,491, respectively, all of which are U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,002,726	$8,930,139	1,783,129	$15,763,114
Issued in reinvestment of distributions	648,158	5,754,054	1,272,415	11,225,754
Redeemed	(3,154,770)	(28,022,857)	(7,908,225)	(69,710,419)
	(1,503,886)	(13,338,664)	(4,852,681)	(42,721,551)
I Class
Sold	400,876	3,558,446	576,305	5,107,861
Issued in reinvestment of distributions	51,279	455,865	95,975	846,894
Redeemed	(276,678)	(2,458,862)	(1,045,521)	(9,215,468)
	175,477	1,555,449	(373,241)	(3,260,713)
A Class
Sold	62,750	557,409	142,229	1,261,488
Issued in reinvestment of distributions	14,130	125,361	29,422	259,617
Redeemed	(167,974)	(1,492,216)	(323,383)	(2,863,363)
	(91,094)	(809,446)	(151,732)	(1,342,258)
C Class
Issued in reinvestment of distributions	461	4,083	1,222	10,781
Redeemed	(19,723)	(176,586)	(13,703)	(120,765)
	(19,262)	(172,503)	(12,481)	(109,984)
R Class
Sold	73,564	656,526	352,426	3,051,544
Issued in reinvestment of distributions	17,642	156,550	32,255	284,340
Redeemed	(145,212)	(1,295,209)	(399,642)	(3,499,300)
	(54,006)	(482,133)	(14,961)	(163,416)
R5 Class
Sold	111,503	988,556	467,167	4,120,069
Issued in reinvestment of distributions	30,393	269,776	124,838	1,101,162
Redeemed	(265,870)	(2,364,183)	(2,804,004)	(24,820,451)
	(123,974)	(1,105,851)	(2,211,999)	(19,599,220)
Net increase (decrease)	(1,616,745)	$(14,353,148)	(7,617,095)	$(67,197,142)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$395,640,414	—
U.S. Government Agency Collateralized Mortgage Obligations	—	24,406,497	—
Short-Term Investments	$187,516	55,785,788	—
	$187,516	$475,832,699	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $9,618,756 futures contracts purchased and $7,777,523 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended September 30, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $394,002 in net realized gain (loss) on futures contract transactions and $40,506 in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$490,028,335
Gross tax appreciation of investments	$3,207,301
Gross tax depreciation of investments	(17,215,421)
Net tax appreciation (depreciation) of investments	$(14,008,120)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(22,226,970) and accumulated long-term capital losses of $(84,671,091), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.86	0.15	0.29	0.44	(0.16)	$9.14	5.06%	0.55%	3.27%	84%	$345,460
2024	$9.10	0.28	(0.22)	0.06	(0.30)	$8.86	0.67%	0.55%	3.15%	68%	$347,891
2023	$9.84	0.21	(0.70)	(0.49)	(0.25)	$9.10	(4.98)%	0.55%	2.27%	146%	$401,519
2022	$10.59	0.08	(0.65)	(0.57)	(0.18)	$9.84	(5.41)%	0.54%	0.77%	288%	$490,899
2021	$10.75	0.08	(0.03)	0.05	(0.21)	$10.59	0.49%	0.55%	0.75%	308%	$607,507
2020	$10.34	0.21	0.48	0.69	(0.28)	$10.75	6.73%	0.55%	1.97%	270%	$888,369
I Class
2024(3)	$8.86	0.15	0.31	0.46	(0.17)	$9.15	5.23%	0.45%	3.37%	84%	$25,620
2024	$9.10	0.29	(0.23)	0.06	(0.30)	$8.86	0.77%	0.45%	3.25%	68%	$23,258
2023	$9.85	0.22	(0.71)	(0.49)	(0.26)	$9.10	(4.98)%	0.45%	2.37%	146%	$27,287
2022	$10.59	0.09	(0.63)	(0.54)	(0.20)	$9.85	(5.22)%	0.44%	0.87%	288%	$38,469
2021	$10.76	0.09	(0.04)	0.05	(0.22)	$10.59	0.50%	0.45%	0.85%	308%	$266,543
2020	$10.34	0.22	0.49	0.71	(0.29)	$10.76	6.83%	0.45%	2.07%	270%	$62,648
A Class
2024(3)	$8.86	0.13	0.30	0.43	(0.15)	$9.14	4.93%	0.80%	3.02%	84%	$7,871
2024	$9.10	0.26	(0.23)	0.03	(0.27)	$8.86	0.42%	0.80%	2.90%	68%	$8,430
2023	$9.84	0.19	(0.70)	(0.51)	(0.23)	$9.10	(5.22)%	0.80%	2.02%	146%	$10,040
2022	$10.59	0.05	(0.64)	(0.59)	(0.16)	$9.84	(5.65)%	0.79%	0.52%	288%	$13,717
2021	$10.76	0.05	(0.03)	0.02	(0.19)	$10.59	0.15%	0.80%	0.50%	308%	$18,262
2020	$10.34	0.19	0.48	0.67	(0.25)	$10.76	6.56%	0.80%	1.72%	270%	$16,844
C Class
2024(3)	$8.86	0.10	0.30	0.40	(0.12)	$9.14	4.54%	1.55%	2.27%	84%	$248
2024	$9.10	0.19	(0.22)	(0.03)	(0.21)	$8.86	(0.33)%	1.55%	2.15%	68%	$411
2023	$9.84	0.12	(0.70)	(0.58)	(0.16)	$9.10	(5.93)%	1.55%	1.27%	146%	$535
2022	$10.59	(0.02)	(0.65)	(0.67)	(0.08)	$9.84	(6.35)%	1.54%	(0.23)%	288%	$749
2021	$10.76	(0.02)	(0.04)	(0.06)	(0.11)	$10.59	(0.60)%	1.55%	(0.25)%	308%	$1,141
2020	$10.34	0.11	0.48	0.59	(0.17)	$10.76	5.76%	1.55%	0.97%	270%	$3,526

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$8.85	0.12	0.31	0.43	(0.14)	$9.14	4.92%	1.05%	2.77%	84%	$9,929
2024	$9.09	0.23	(0.22)	0.01	(0.25)	$8.85	0.17%	1.05%	2.65%	68%	$10,094
2023	$9.84	0.16	(0.71)	(0.55)	(0.20)	$9.09	(5.56)%	1.05%	1.77%	146%	$10,504
2022	$10.58	0.03	(0.64)	(0.61)	(0.13)	$9.84	(5.79)%	1.04%	0.27%	288%	$13,262
2021	$10.75	0.03	(0.04)	(0.01)	(0.16)	$10.58	(0.11)%	1.05%	0.25%	308%	$14,350
2020	$10.33	0.16	0.48	0.64	(0.22)	$10.75	6.19%	1.05%	1.47%	270%	$12,465
R5 Class
2024(3)	$8.86	0.15	0.31	0.46	(0.17)	$9.15	5.28%	0.35%	3.47%	84%	$13,804
2024	$9.10	0.30	(0.23)	0.07	(0.31)	$8.86	0.87%	0.35%	3.35%	68%	$14,467
2023	$9.84	0.23	(0.70)	(0.47)	(0.27)	$9.10	(4.79)%	0.35%	2.47%	146%	$34,980
2022	$10.59	0.10	(0.64)	(0.54)	(0.21)	$9.84	(5.22)%	0.34%	0.97%	288%	$46,121
2021	$10.75	0.10	(0.03)	0.07	(0.23)	$10.59	0.69%	0.35%	0.95%	308%	$62,423
2020	$10.34	0.23	0.48	0.71	(0.30)	$10.75	6.94%	0.35%	2.17%	270%	$92,693

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
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•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
15

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
16

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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90809 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Government Bond Fund
Investor Class (CPTNX)
I Class (ABHTX)
A Class (ABTAX)
C Class (ABTCX)
R Class (ABTRX)
R5 Class (ABTIX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 51.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	$194,918	$189,846
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	278,159	270,768
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 11/20/32	36,784	36,645
GNMA, VRN, 4.25%, (1-year H15T1Y plus 2.00%), 10/20/34	173,220	175,367
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 12/20/34	77,821	77,611
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 3/20/35	91,070	91,542
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 7/20/35	170,166	171,719
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 3/20/36	322,330	324,595
GNMA, VRN, 3.75%, (1-year H15T1Y plus 1.50%), 11/20/36	51,984	51,690
		1,389,783
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 51.4%
FHLMC, 2.00%, 6/1/36	4,645,289	4,281,263
FHLMC, 5.50%, 4/1/38	616,906	636,058
FHLMC, 3.00%, 2/1/43	2,581,678	2,398,031
FHLMC, 3.50%, 2/1/49	4,786,173	4,518,276
FHLMC, 3.00%, 1/1/50	2,092,559	1,882,606
FHLMC, 3.50%, 5/1/50	1,014,246	956,266
FHLMC, 2.50%, 10/1/50	2,469,745	2,154,142
FHLMC, 2.50%, 5/1/51	8,435,347	7,362,188
FHLMC, 3.50%, 5/1/51	3,357,593	3,169,642
FHLMC, 2.00%, 8/1/51	5,836,472	4,869,303
FHLMC, 2.50%, 10/1/51	1,387,434	1,219,725
FHLMC, 3.50%, 5/1/52	4,696,034	4,380,638
FHLMC, 3.50%, 5/1/52	1,629,951	1,539,278
FHLMC, 4.00%, 6/1/52	6,239,974	6,044,728
FHLMC, 5.00%, 7/1/52	1,336,150	1,352,335
FHLMC, 4.50%, 10/1/52	4,698,268	4,621,774
FHLMC, 4.50%, 10/1/52	2,800,140	2,757,124
FHLMC, 6.00%, 11/1/52	5,796,773	5,960,184
FHLMC, 5.50%, 12/1/52	4,021,639	4,097,946
FHLMC, 6.00%, 1/1/53	4,228,095	4,331,440
FHLMC, 6.50%, 11/1/53	3,147,301	3,255,500
FHLMC, 5.50%, 4/1/54	4,107,240	4,177,577
FNMA, 3.17%, 1/1/27	1,500,000	1,475,056
FNMA, 6.00%, 12/1/33	471,331	490,194
FNMA, 5.50%, 8/1/34	592,787	611,513
FNMA, 5.50%, 1/1/36	663,177	687,388
FNMA, 2.00%, 5/1/36	1,636,710	1,511,494
FNMA, 2.00%, 11/1/36	6,642,268	6,098,828
FNMA, 2.50%, 12/1/36	5,005,891	4,720,795
FNMA, 2.00%, 1/1/37	2,307,168	2,118,469
FNMA, 6.00%, 9/1/37	169,750	178,867
FNMA, 6.00%, 11/1/37	651,441	686,105
FNMA, 4.50%, 4/1/39	189,339	191,577
FNMA, 4.50%, 5/1/39	534,667	540,989
FNMA, 6.50%, 5/1/39	363,160	378,929
FNMA, 4.50%, 10/1/39	900,391	911,041
FNMA, 4.50%, 6/1/41	858,667	868,831

	Principal Amount/Shares	Value
FNMA, 4.00%, 8/1/41	$699,815	$692,228
FNMA, 4.50%, 9/1/41	501,607	507,030
FNMA, 3.50%, 10/1/41	749,321	717,637
FNMA, 4.00%, 12/1/41	2,180,695	2,156,150
FNMA, 3.50%, 5/1/42	768,226	735,560
FNMA, 3.50%, 6/1/42	768,542	735,547
FNMA, 3.50%, 9/1/42	688,067	657,245
FNMA, 4.00%, 11/1/45	529,505	517,379
FNMA, 4.00%, 2/1/46	1,377,678	1,345,710
FNMA, 4.00%, 4/1/46	1,725,441	1,685,402
FNMA, 3.50%, 2/1/47	2,043,275	1,928,972
FNMA, 2.50%, 10/1/50	5,504,847	4,782,111
FNMA, 2.50%, 12/1/50	5,564,309	4,806,775
FNMA, 2.50%, 2/1/51	5,543,607	4,841,948
FNMA, 2.00%, 3/1/51	1,177,849	980,776
FNMA, 4.00%, 5/1/51	1,263,597	1,229,560
FNMA, 3.00%, 6/1/51	5,156,431	4,732,394
FNMA, 4.00%, 8/1/51	1,780,095	1,716,457
FNMA, 2.50%, 12/1/51	2,478,083	2,172,775
FNMA, 2.50%, 2/1/52	1,306,730	1,139,337
FNMA, 3.00%, 2/1/52	6,371,011	5,759,945
FNMA, 2.00%, 3/1/52	6,671,868	5,592,157
FNMA, 2.50%, 3/1/52	4,919,035	4,306,720
FNMA, 3.00%, 3/1/52	5,833,047	5,320,664
FNMA, 3.50%, 4/1/52	995,025	927,587
FNMA, 4.00%, 4/1/52	4,946,699	4,778,798
FNMA, 4.00%, 4/1/52	1,864,397	1,808,846
FNMA, 3.00%, 5/1/52	4,975,333	4,497,881
FNMA, 3.00%, 5/1/52	2,401,590	2,194,756
FNMA, 3.50%, 5/1/52	4,680,181	4,381,939
FNMA, 3.50%, 5/1/52	2,977,619	2,819,694
FNMA, 4.00%, 5/1/52	5,224,382	5,027,273
FNMA, 3.00%, 6/1/52	927,958	848,151
FNMA, 3.50%, 6/1/52	3,778,580	3,585,979
FNMA, 5.00%, 6/1/52	4,377,175	4,385,784
FNMA, 4.50%, 7/1/52	1,617,239	1,592,408
FNMA, 5.00%, 7/1/52	5,051,872	5,116,807
FNMA, 4.50%, 9/1/52	2,938,052	2,917,215
FNMA, 4.50%, 9/1/52	1,699,168	1,700,432
FNMA, 5.00%, 9/1/52	2,045,709	2,072,004
FNMA, 5.00%, 10/1/52	4,975,125	4,983,758
FNMA, 5.50%, 10/1/52	4,366,664	4,426,286
FNMA, 5.00%, 1/1/53	4,110,690	4,117,172
FNMA, 5.50%, 1/1/53	2,165,024	2,197,855
FNMA, 6.50%, 1/1/53	4,967,880	5,145,104
FNMA, 6.00%, 9/1/53	5,536,552	5,675,128
FNMA, 6.00%, 9/1/53	4,251,409	4,365,210
FNMA, 5.50%, 3/1/54	8,148,281	8,255,565
FNMA, 6.00%, 5/1/54	3,217,847	3,294,595
GNMA, 2.50%, TBA	8,327,000	7,339,800
GNMA, 5.00%, TBA	4,420,000	4,427,768
GNMA, 6.00%, 1/20/39	107,260	112,589
GNMA, 4.00%, 12/15/40	301,245	295,185
GNMA, 3.50%, 6/20/42	1,786,076	1,716,156

	Principal Amount/Shares	Value
GNMA, 3.00%, 7/20/50	$8,612,998	$7,857,194
GNMA, 2.00%, 10/20/50	11,852,429	10,066,799
GNMA, 2.50%, 2/20/51	3,202,622	2,829,541
GNMA, 3.50%, 2/20/51	561,428	531,475
GNMA, 3.50%, 6/20/51	1,452,278	1,372,063
GNMA, 2.50%, 1/20/52	4,883,054	4,304,985
GNMA, 4.00%, 9/20/52	9,138,720	8,843,144
GNMA, 4.50%, 9/20/52	9,030,393	8,931,721
GNMA, 4.50%, 10/20/52	7,007,386	6,930,819
GNMA, 5.50%, 4/20/53	4,906,021	4,961,257
UMBS, 4.00%, TBA	7,498,000	7,201,377
		325,334,679
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $327,847,382)		326,724,462
U.S. TREASURY SECURITIES — 31.6%
U.S. Treasury Bonds, 3.50%, 2/15/39	2,500,000	2,387,305
U.S. Treasury Bonds, 4.375%, 11/15/39	2,100,000	2,197,658
U.S. Treasury Bonds, 4.625%, 2/15/40	1,000,000	1,074,473
U.S. Treasury Bonds, 3.875%, 8/15/40	500,000	492,930
U.S. Treasury Bonds, 1.375%, 11/15/40	2,000,000	1,357,969
U.S. Treasury Bonds, 1.875%, 2/15/41	600,000	440,238
U.S. Treasury Bonds, 3.75%, 8/15/41	1,000,000	964,492
U.S. Treasury Bonds, 2.375%, 2/15/42	4,500,000	3,506,484
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	430,010
U.S. Treasury Bonds, 3.25%, 5/15/42	2,300,000	2,045,877
U.S. Treasury Bonds, 4.00%, 11/15/42	1,600,000	1,575,000
U.S. Treasury Bonds, 2.875%, 5/15/43	2,000,000	1,661,094
U.S. Treasury Bonds, 3.875%, 5/15/43	2,000,000	1,926,172
U.S. Treasury Bonds, 3.625%, 8/15/43	1,000,000	926,406
U.S. Treasury Bonds, 4.375%, 8/15/43	3,000,000	3,085,723
U.S. Treasury Bonds, 3.75%, 11/15/43	2,500,000	2,352,734
U.S. Treasury Bonds, 4.75%, 11/15/43	6,500,000	7,013,652
U.S. Treasury Bonds, 4.625%, 5/15/44	400,000	424,063
U.S. Treasury Bonds, 3.00%, 11/15/44	3,500,000	2,921,406
U.S. Treasury Bonds, 2.50%, 2/15/45	500,000	382,305
U.S. Treasury Bonds, 3.00%, 5/15/45	3,000,000	2,495,039
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,626,172
U.S. Treasury Bonds, 3.00%, 11/15/45	2,500,000	2,074,219
U.S. Treasury Bonds, 2.50%, 2/15/46	500,000	378,145
U.S. Treasury Bonds, 3.375%, 11/15/48	4,000,000	3,467,812
U.S. Treasury Bonds, 4.00%, 11/15/52	1,700,000	1,654,711
U.S. Treasury Bonds, 4.125%, 8/15/53	1,000,000	996,133
U.S. Treasury Bonds, 4.75%, 11/15/53	6,300,000	6,960,762
U.S. Treasury Bonds, 4.625%, 5/15/54	6,000,000	6,509,531
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	1,229,660	1,167,048
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	1,840,200	1,711,818
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	2,071,340	2,042,854
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	501,205	513,662
U.S. Treasury Notes, 4.625%, 3/15/26(1)	2,000,000	2,024,258
U.S. Treasury Notes, 4.125%, 2/15/27	10,000,000	10,117,188
U.S. Treasury Notes, 4.25%, 3/15/27	7,500,000	7,616,895
U.S. Treasury Notes, 3.375%, 9/15/27	14,500,000	14,426,934
U.S. Treasury Notes, 4.125%, 10/31/27	6,000,000	6,096,211
U.S. Treasury Notes, 3.875%, 11/30/27(1)	2,500,000	2,522,266
U.S. Treasury Notes, 3.125%, 11/15/28	5,000,000	4,913,574

	Principal Amount/Shares	Value
U.S. Treasury Notes, 4.00%, 1/31/29	$400,000	$406,828
U.S. Treasury Notes, 3.625%, 8/31/29	12,000,000	12,037,500
U.S. Treasury Notes, 4.00%, 10/31/29	9,000,000	9,168,398
U.S. Treasury Notes, 3.875%, 11/30/29	7,800,000	7,902,984
U.S. Treasury Notes, 1.50%, 2/15/30	3,000,000	2,694,375
U.S. Treasury Notes, 4.00%, 2/28/30	4,000,000	4,077,266
U.S. Treasury Notes, 0.625%, 8/15/30	2,500,000	2,107,373
U.S. Treasury Notes, 4.625%, 9/30/30	6,000,000	6,320,156
U.S. Treasury Notes, 4.875%, 10/31/30	18,500,000	19,749,111
U.S. Treasury Notes, 4.125%, 11/15/32	9,000,000	9,260,156
U.S. Treasury Notes, 3.50%, 2/15/33	5,000,000	4,913,867
U.S. Treasury Notes, 3.875%, 8/15/33	1,700,000	1,714,145
U.S. Treasury Notes, 4.50%, 11/15/33	3,000,000	3,168,867
TOTAL U.S. TREASURY SECURITIES (Cost $196,797,182)		200,002,249
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.3%
FHLMC, Series 2812, Class MF, VRN, 5.91%, (30-day average SOFR plus 0.56%), 6/15/34	796,835	794,804
FHLMC, Series 3076, Class BM, SEQ, 4.50%, 11/15/25	82,576	82,202
FHLMC, Series 3153, Class FJ, VRN, 5.84%, (30-day average SOFR plus 0.49%), 5/15/36	634,667	631,562
FHLMC, Series 3397, Class GF, VRN, 5.96%, (30-day average SOFR plus 0.61%), 12/15/37	292,011	291,020
FHLMC, Series 3417, Class FA, VRN, 5.96%, (30-day average SOFR plus 0.61%), 11/15/37	502,114	500,624
FHLMC, Series 3778, Class L, SEQ, 3.50%, 12/15/25	706,505	700,259
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	4,883,753	4,867,407
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	2,414,151	2,400,421
FHLMC, Series K752, Class A2, SEQ, 4.28%, 7/25/30	6,550,000	6,616,663
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	924,915	910,633
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	8,645,000	8,528,688
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	6,560,000	6,416,351
FNMA, Series 2005-103, Class FP, VRN, 5.69%, (30-day average SOFR plus 0.41%), 10/25/35	653,392	648,929
FNMA, Series 2009-89, Class FD, VRN, 5.99%, (30-day average SOFR plus 0.71%), 5/25/36	362,053	362,918
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	14,580,868	1,806,791
GNMA, Series 2007-5, Class FA, VRN, 5.22%, (1-month SOFR plus 0.25%), 2/20/37	231,288	231,245
GNMA, Series 2010-14, Class QF, VRN, 5.66%, (1-month SOFR plus 0.56%), 2/16/40	970,811	969,960
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	3,209,501	2,945,426
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,838,175)		39,705,903
ASSET-BACKED SECURITIES — 4.2%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 5.55%, (1-month SOFR plus 0.69%), 11/25/71	1,991,002	1,977,976
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	505,231	456,650
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.67%, (1-month SOFR plus 0.81%), 1/25/72	1,896,648	1,889,108
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 6.44%, (30-day average SOFR plus 1.16%), 5/25/67(2)	727,558	727,388
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 6.54%, (30-day average SOFR plus 1.26%), 11/25/69(2)	950,830	956,431
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.96%, (30-day average SOFR plus 0.68%), 11/25/70(2)	3,078,028	3,048,263
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 5.54%, (1-month SOFR plus 0.68%), 8/25/61	1,825,585	1,801,932
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	1,721,137	1,530,418
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.99%, (30-day average SOFR plus 0.71%), 12/26/69(2)	370,652	366,465
Navient Student Loan Trust, Series 2021-2A, Class A1A, SEQ, 1.68%, 2/25/70(2)	290,324	261,080
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.81%, (3-month SOFR plus 0.71%), 8/23/36(2)	2,964,028	2,937,919
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	937,991	868,809

	Principal Amount/Shares	Value
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 5.54%, (1-month SOFR plus 0.68%), 9/25/61	$2,105,530	$2,090,398
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 5.54%, (1-month SOFR plus 0.68%), 10/25/61	4,026,788	4,006,708
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.92%, (30-day average SOFR plus 0.64%), 5/25/70(2)	1,859,298	1,845,780
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	1,903,135	1,790,419
TOTAL ASSET-BACKED SECURITIES (Cost $25,972,346)		26,555,744
U.S. GOVERNMENT AGENCY SECURITIES — 2.1%
FHLMC, 6.25%, 7/15/32	4,000,000	4,669,979
FNMA, 0.875%, 8/5/30	3,000,000	2,557,234
FNMA, 6.625%, 11/15/30	3,000,000	3,473,307
Tennessee Valley Authority, 1.50%, 9/15/31	2,100,000	1,803,269
Tennessee Valley Authority, 4.375%, 8/1/34	1,000,000	1,020,872
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,632,979)		13,524,661
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, SEQ, 2.94%, 4/10/48	2,066,248	2,048,737
COMM Mortgage Trust, Series 2015-CR23, Class A3, SEQ, 3.23%, 5/10/48	724,651	720,252
COMM Mortgage Trust, Series 2015-DC1, Class A4, SEQ, 3.08%, 2/10/48	1,061,557	1,059,098
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	1,651,388	1,635,500
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	2,250,623	2,232,319
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	1,366,251	1,359,948
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	1,692,700	1,675,192
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	1,415,742	1,397,223
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,816,202)		12,128,269
MUNICIPAL SECURITIES — 0.5%
Missouri Higher Education Loan Authority Rev., SEQ, 1.97%, 3/25/61	937,563	860,789
Pasadena Rev., 4.625%, 5/1/25, Prerefunded at 100% of Par(3)	2,665,000	2,665,670
TOTAL MUNICIPAL SECURITIES (Cost $3,750,439)		3,526,459
SHORT-TERM INVESTMENTS — 6.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	93,597	93,597
Repurchase Agreements — 5.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $1,972,911), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $1,936,335)		1,936,076
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $23,589,666), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $23,130,109)		23,127,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 8/31/25 - 6/30/30, valued at $7,903,062), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $7,748,037)		7,747,000
		32,810,076
Treasury Bills(4) — 1.1%
U.S. Treasury Bills, 4.02%, 9/4/25	$7,000,000	6,747,257
TOTAL SHORT-TERM INVESTMENTS (Cost $39,650,314)		39,650,930
TOTAL INVESTMENT SECURITIES — 104.5% (Cost $659,305,019)		661,818,677
OTHER ASSETS AND LIABILITIES — (4.5)%		(28,221,570)
TOTAL NET ASSETS — 100.0%		$633,597,107

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	232	December 2024	$48,312,188	$(81,015)
U.S. Treasury 5-Year Notes	626	December 2024	68,786,641	(2,009)
U.S. Treasury Long Bonds	19	December 2024	2,359,562	(29,131)
			$119,458,391	$(112,155)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,624,664.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,542,553, which represented 2.0% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $659,305,019)	$661,818,677
Receivable for capital shares sold	433,037
Interest receivable	3,459,474
665,711,188

Liabilities
Payable for investments purchased	30,742,997
Payable for capital shares redeemed	593,386
Payable for variation margin on futures contracts	350,257
Accrued management fees	193,058
Distribution and service fees payable	5,309
Dividends payable	229,074
32,114,081

Net Assets	$633,597,107

Net Assets Consist of:
Capital paid in	$734,107,865
Distributable earnings (loss)	(100,510,758)
$633,597,107

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$246,804,167	25,591,505	$9.64
I Class	$136,728,929	14,198,815	$9.63
A Class	$19,426,034	2,014,162	$9.64
C Class	$618,023	64,111	$9.64
R Class	$2,158,191	223,881	$9.64
R5 Class	$227,861,763	23,632,204	$9.64
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.09 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$14,580,396

Expenses:
Management fees	1,156,208
Distribution and service fees:
A Class	22,856
C Class	3,702
R Class	4,410
Trustees' fees and expenses	20,157
Other expenses	5,934
1,213,267

Net investment income (loss)	13,367,129

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(120,703)
Futures contract transactions	2,775,463
2,654,760

Change in net unrealized appreciation (depreciation) on:
Investments	17,475,871
Futures contracts	(228,260)
17,247,611

Net realized and unrealized gain (loss)	19,902,371

Net Increase (Decrease) in Net Assets Resulting from Operations	$33,269,500

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$13,367,129	$25,498,627
Net realized gain (loss)	2,654,760	(30,564,775)
Change in net unrealized appreciation (depreciation)	17,247,611	(895,901)
Net increase (decrease) in net assets resulting from operations	33,269,500	(5,962,049)

Distributions to Shareholders
From earnings:
Investor Class	(5,066,990)	(10,123,124)
I Class	(3,227,305)	(5,791,945)
A Class	(360,402)	(689,473)
C Class	(11,847)	(30,983)
R Class	(32,511)	(62,120)
R5 Class	(4,865,769)	(9,231,548)
Decrease in net assets from distributions	(13,564,824)	(25,929,193)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(27,765,032)	(86,139,268)

Net increase (decrease) in net assets	(8,060,356)	(118,030,510)

Net Assets
Beginning of period	641,657,463	759,687,973
End of period	$633,597,107	$641,657,463

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $459,164,158, all of which are U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $508,087,504, of which $495,421,177 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,921,987	$18,127,897	3,574,775	$33,917,667
Issued in reinvestment of distributions	478,336	4,474,380	971,374	9,111,159
Redeemed	(3,134,846)	(29,415,445)	(7,677,840)	(71,979,487)
	(734,523)	(6,813,168)	(3,131,691)	(28,950,661)
I Class
Sold	1,773,083	16,488,584	8,551,980	80,506,610
Issued in reinvestment of distributions	345,480	3,226,427	618,566	5,791,096
Redeemed	(3,921,119)	(37,406,285)	(16,074,293)	(153,162,930)
	(1,802,556)	(17,691,274)	(6,903,747)	(66,865,224)
A Class
Sold	264,931	2,509,582	486,872	4,582,853
Issued in reinvestment of distributions	24,390	228,225	50,113	470,044
Redeemed	(201,953)	(1,904,654)	(740,302)	(6,986,135)
	87,368	833,153	(203,317)	(1,933,238)
C Class
Sold	3,555	34,286	28,178	266,046
Issued in reinvestment of distributions	1,270	11,847	3,300	30,927
Redeemed	(31,330)	(295,958)	(70,849)	(661,178)
	(26,505)	(249,825)	(39,371)	(364,205)
R Class
Sold	117,390	1,119,994	72,764	684,809
Issued in reinvestment of distributions	3,168	29,659	6,070	56,944
Redeemed	(68,680)	(652,817)	(133,158)	(1,251,694)
	51,878	496,836	(54,324)	(509,941)
R5 Class
Sold	2,807,207	26,338,350	8,884,165	83,849,948
Issued in reinvestment of distributions	445,117	4,162,427	848,148	7,945,219
Redeemed	(3,722,012)	(34,841,531)	(8,458,358)	(79,311,166)
	(469,688)	(4,340,754)	1,273,955	12,484,001
Net increase (decrease)	(2,894,026)	$(27,765,032)	(9,058,495)	$(86,139,268)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$326,724,462	—
U.S. Treasury Securities	—	200,002,249	—
Collateralized Mortgage Obligations	—	39,705,903	—
Asset-Backed Securities	—	26,555,744	—
U.S. Government Agency Securities	—	13,524,661	—
Commercial Mortgage-Backed Securities	—	12,128,269	—
Municipal Securities	—	3,526,459	—
Short-Term Investments	$93,597	39,557,333	—
	$93,597	$661,725,080	—

Liabilities
Other Financial Instruments
Futures Contracts	$112,155	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $124,439,737 futures contracts purchased.

The value of interest rate risk derivative instruments as of September 30, 2024, is disclosed on the Statement of Assets and Liabilities as a liability of $350,257 in payable for variation margin on futures contracts.* For the six months ended September 30, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $2,775,463 in net realized gain (loss) on futures contract transactions and $(228,260) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$660,129,734
Gross tax appreciation of investments	$11,507,672
Gross tax depreciation of investments	(9,818,729)
Net tax appreciation (depreciation) of investments	$1,688,943

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(66,866,937) and accumulated long-term capital losses of $(37,461,238), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$9.35	0.19	0.30	0.49	(0.20)	—	(0.20)	$9.64	5.28%	0.47%	4.11%	73%	$246,804
2024	$9.78	0.36	(0.42)	(0.06)	(0.37)	—	(0.37)	$9.35	(0.71)%	0.47%	3.80%	145%	$246,273
2023	$10.65	0.26	(0.85)	(0.59)	(0.28)	—	(0.28)	$9.78	(5.40)%	0.47%	2.68%	251%	$288,235
2022	$11.31	0.14	(0.55)	(0.41)	(0.17)	(0.08)	(0.25)	$10.65	(3.76)%	0.46%	1.20%	364%	$357,145
2021	$11.69	0.12	(0.28)	(0.16)	(0.17)	(0.05)	(0.22)	$11.31	(1.39)%	0.47%	1.05%	246%	$490,142
2020	$10.89	0.23	0.84	1.07	(0.27)	—	(0.27)	$11.69	9.92%	0.47%	2.09%	103%	$508,040
I Class
2024(3)	$9.34	0.20	0.29	0.49	(0.20)	—	(0.20)	$9.63	5.34%	0.37%	4.21%	73%	$136,729
2024	$9.77	0.37	(0.43)	(0.06)	(0.37)	—	(0.37)	$9.34	(0.51)%	0.37%	3.90%	145%	$149,478
2023	$10.64	0.28	(0.86)	(0.58)	(0.29)	—	(0.29)	$9.77	(5.41)%	0.37%	2.78%	251%	$223,815
2022	$11.30	0.14	(0.54)	(0.40)	(0.18)	(0.08)	(0.26)	$10.64	(3.67)%	0.36%	1.30%	364%	$127,299
2021	$11.67	0.13	(0.27)	(0.14)	(0.18)	(0.05)	(0.23)	$11.30	(1.21)%	0.37%	1.15%	246%	$103,700
2020	$10.87	0.24	0.84	1.08	(0.28)	—	(0.28)	$11.67	10.05%	0.37%	2.19%	103%	$54,971
A Class
2024(3)	$9.36	0.18	0.28	0.46	(0.18)	—	(0.18)	$9.64	5.04%	0.72%	3.86%	73%	$19,426
2024	$9.78	0.33	(0.41)	(0.08)	(0.34)	—	(0.34)	$9.36	(0.75)%	0.72%	3.55%	145%	$18,026
2023	$10.65	0.24	(0.85)	(0.61)	(0.26)	—	(0.26)	$9.78	(5.73)%	0.72%	2.43%	251%	$20,839
2022	$11.31	0.11	(0.55)	(0.44)	(0.14)	(0.08)	(0.22)	$10.65	(4.00)%	0.71%	0.95%	364%	$26,872
2021	$11.68	0.10	(0.28)	(0.18)	(0.14)	(0.05)	(0.19)	$11.31	(1.55)%	0.72%	0.80%	246%	$29,374
2020	$10.88	0.21	0.83	1.04	(0.24)	—	(0.24)	$11.68	9.66%	0.72%	1.84%	103%	$49,587
C Class
2024(3)	$9.35	0.15	0.29	0.44	(0.15)	—	(0.15)	$9.64	4.76%	1.47%	3.11%	73%	$618
2024	$9.78	0.26	(0.42)	(0.16)	(0.27)	—	(0.27)	$9.35	(1.60)%	1.47%	2.80%	145%	$847
2023	$10.64	0.16	(0.84)	(0.68)	(0.18)	—	(0.18)	$9.78	(6.35)%	1.47%	1.68%	251%	$1,271
2022	$11.31	0.02	(0.55)	(0.53)	(0.06)	(0.08)	(0.14)	$10.64	(4.81)%	1.46%	0.20%	364%	$1,756
2021	$11.68	0.01	(0.27)	(0.26)	(0.06)	(0.05)	(0.11)	$11.31	(2.29)%	1.47%	0.05%	246%	$2,306
2020	$10.88	0.12	0.83	0.95	(0.15)	—	(0.15)	$11.68	8.84%	1.47%	1.09%	103%	$2,934

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$9.35	0.17	0.29	0.46	(0.17)	—	(0.17)	$9.64	5.02%	0.97%	3.61%	73%	$2,158
2024	$9.78	0.31	(0.42)	(0.11)	(0.32)	—	(0.32)	$9.35	(1.10)%	0.97%	3.30%	145%	$1,608
2023	$10.64	0.22	(0.85)	(0.63)	(0.23)	—	(0.23)	$9.78	(5.88)%	0.97%	2.18%	251%	$2,214
2022	$11.31	0.08	(0.56)	(0.48)	(0.11)	(0.08)	(0.19)	$10.64	(4.33)%	0.96%	0.70%	364%	$1,860
2021	$11.68	0.06	(0.27)	(0.21)	(0.11)	(0.05)	(0.16)	$11.31	(1.80)%	0.97%	0.55%	246%	$2,496
2020	$10.88	0.18	0.83	1.01	(0.21)	—	(0.21)	$11.68	9.39%	0.97%	1.59%	103%	$2,813
R5 Class
2024(3)	$9.35	0.20	0.30	0.50	(0.21)	—	(0.21)	$9.64	5.39%	0.27%	4.31%	73%	$227,862
2024	$9.78	0.38	(0.43)	(0.05)	(0.38)	—	(0.38)	$9.35	(0.41)%	0.27%	4.00%	145%	$225,424
2023	$10.65	0.29	(0.86)	(0.57)	(0.30)	—	(0.30)	$9.78	(5.30)%	0.27%	2.88%	251%	$223,313
2022	$11.31	0.16	(0.55)	(0.39)	(0.19)	(0.08)	(0.27)	$10.65	(3.57)%	0.26%	1.40%	364%	$244,463
2021	$11.68	0.15	(0.27)	(0.12)	(0.20)	(0.05)	(0.25)	$11.31	(1.11)%	0.27%	1.25%	246%	$254,349
2020	$10.88	0.25	0.84	1.09	(0.29)	—	(0.29)	$11.68	10.15%	0.27%	2.29%	103%	$230,808

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
20

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90810 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Inflation-Adjusted Bond Fund
Investor Class (ACITX)
I Class (AIAHX)
Y Class (AIAYX)
A Class (AIAVX)
C Class (AINOX)
R Class (AIARX)
R5 Class (AIANX)
R6 Class (AIADX)
G Class (AINGX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 88.4%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	$61,805,640	$61,705,597
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	63,129,667	64,177,301
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	21,832,003	22,014,906
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	51,021,936	54,692,239
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	47,066,698	49,100,577
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	43,719,819	48,266,473
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	25,872,076	29,241,992
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	74,855,338	62,459,411
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	61,906,073	49,746,526
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	70,814,561	64,655,872
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	58,571,761	46,871,843
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	3,783,318	3,156,043
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	26,972,514	21,683,571
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	24,553,760	20,197,526
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	12,812,295	10,464,265
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	50,381,259	33,485,278
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	45,184,436	28,571,615
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	49,190,632	30,640,846
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	50,295,950	49,579,557
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25	32,124,360	31,503,465
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	89,278,346	87,575,562
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26(1)	74,381,370	72,324,592
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	33,428,805	32,591,360
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	16,460,301	16,008,530
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	56,967,750	55,357,609
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	129,894,732	125,072,010
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	48,861,920	47,522,978
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	10,618,200	10,690,201
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	110,876,032	107,378,799
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	74,453,440	73,768,823
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	27,379,361	26,778,727
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	15,403,800	16,001,937
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	56,678,895	55,347,711
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	12,711,500	13,068,122
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	88,043,656	83,560,638
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	62,594,048	58,422,146
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	86,888,853	79,870,779
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	89,695,955	82,088,645
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	85,896,033	77,667,028
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32	118,270,773	110,791,791
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	85,003,170	82,055,191
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	119,102,050	117,464,113
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	28,651,280	28,984,388
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	45,108,450	46,229,614
TOTAL U.S. TREASURY SECURITIES (Cost $2,450,427,641)		2,288,836,197
CORPORATE BONDS — 3.0%
Banks — 0.8%
Citigroup, Inc., VRN, 6.27%, 11/17/33	390,000	428,563
Citigroup, Inc., VRN, 5.83%, 2/13/35	385,000	402,219
2

	Principal Amount/Shares	Value
Fifth Third Bancorp, 8.25%, 3/1/38	$3,220,000	$4,056,972
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	2,554,000	2,527,215
National Bank of Canada, VRN, 5.60%, 7/2/27	3,883,000	3,963,212
Truist Financial Corp., VRN, 6.12%, 10/28/33	9,473,000	10,231,952
		21,610,133
Biotechnology — 0.2%
Amgen, Inc., 5.25%, 3/2/33	5,415,000	5,639,385
Consumer Finance — 0.2%
Encore Capital Group, Inc., 9.25%, 4/1/29(2)	4,420,000	4,761,226
Diversified REITs — 0.3%
Highwoods Realty LP, 3.875%, 3/1/27	6,700,000	6,553,676
Electric Utilities — 0.6%
Duke Energy Florida LLC, 1.75%, 6/15/30	2,940,000	2,575,014
Duke Energy Florida LLC, 5.875%, 11/15/33	2,990,000	3,273,531
Duke Energy Progress LLC, 2.00%, 8/15/31	5,000,000	4,294,832
PPL Electric Utilities Corp., 4.85%, 2/15/34	5,500,000	5,628,316
		15,771,693
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 4.60%, 4/6/27	3,162,000	3,183,199
Insurance — 0.3%
Chubb INA Holdings LLC, 5.00%, 3/15/34	7,005,000	7,277,111
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35	1,000,000	1,021,515
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.20%, 2/22/34	1,283,000	1,353,506
Software — 0.2%
Open Text Holdings, Inc., 4.125%, 12/1/31(2)	2,293,000	2,109,260
Oracle Corp., 3.60%, 4/1/40	1,315,000	1,094,695
SS&C Technologies, Inc., 6.50%, 6/1/32(2)	3,000,000	3,103,935
		6,307,890
Specialty Retail — 0.2%
Lowe's Cos., Inc., 5.15%, 7/1/33	3,800,000	3,961,762
TOTAL CORPORATE BONDS (Cost $76,166,351)		77,441,096
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 2.2%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	49,729	49,316
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	1,879,457	1,687,230
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	1,497,692	1,343,058
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	403,801	393,366
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	3,392,363	3,442,018
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	906,267	850,984
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	5,367,409	5,410,985
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	7,528,469	7,603,531
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	5,140,440	5,188,534
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	8,275,000	8,281,664
MFA Trust, Series 2024-NQM2, Class A1, 5.27%, 8/25/69(2)	9,775,000	9,802,935
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	3,175,000	3,172,818
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	8,714,000	8,777,131
		56,003,570
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2021-DNA7, Class M1, VRN, 6.13%, (30-day average SOFR plus 0.85%), 11/25/41(2)	6,280,836	6,276,363
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,370,051)		62,279,933
3

		Principal Amount/Shares	Value
PREFERRED STOCKS — 1.9%
Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA, 6.50%		4,000,000	$4,012,356
Barclays PLC, 6.125%		6,725,000	6,710,748
Commerzbank AG, 7.00%		5,200,000	5,206,867
Intesa Sanpaolo SpA, 7.70%(2)		4,000,000	4,005,122
Lloyds Banking Group PLC, 7.50%		2,600,000	2,630,272
NatWest Group PLC, 6.00%		2,600,000	2,605,152
Nordea Bank Abp, 6.625%(2)		6,520,000	6,615,876
Societe Generale SA, 8.00%(2)		2,600,000	2,627,841
			34,414,234
Capital Markets — 0.6%
Charles Schwab Corp., 5.375%		6,660,000	6,665,485
Deutsche Bank AG, 7.50%		4,000,000	3,991,372
UBS Group AG, 6.875%		4,000,000	4,018,060
			14,674,917
TOTAL PREFERRED STOCKS (Cost $48,850,371)			49,089,151
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57		$9,556,000	10,009,892
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57		5,153,000	5,490,559
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57		2,520,000	2,669,606
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57		8,826,000	9,424,346
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(2)		7,950,000	7,258,200
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $34,892,936)			34,852,603
ASSET-BACKED SECURITIES — 1.1%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		5,068,116	4,675,972
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(2)	CAD	5,300,000	3,771,819
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)		$4,213,686	3,654,947
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)		1,585,645	1,362,936
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)		2,886,470	2,939,411
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54(2)		3,483,000	3,607,884
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)		3,925,000	3,969,617
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)		4,225,911	4,280,565
TOTAL ASSET-BACKED SECURITIES (Cost $29,456,834)			28,263,151
COLLATERALIZED LOAN OBLIGATIONS — 0.7%
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)		5,000,000	4,500,971
Elmwood CLO IV Ltd., Series 2020-1A, Class BR, VRN, 7.17%, (3-month SOFR plus 1.85%), 4/18/37(2)		9,500,000	9,546,711
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 7.76%, (3-month SOFR plus 2.46%), 7/15/31(2)		3,800,000	3,811,867
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,300,000)			17,859,549
SHORT-TERM INVESTMENTS — 1.3%
Commercial Paper(3) — 1.3%
Lion Bay Funding LLC, 4.97%, 10/1/24 (LOC: HSBC Bank PLC)(2)		34,150,000	34,145,431
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class		85,297	85,297
TOTAL SHORT-TERM INVESTMENTS (Cost $34,235,297)			34,230,728
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,754,699,481)			2,592,852,408
OTHER ASSETS AND LIABILITIES — (0.1)%			(2,523,133)
TOTAL NET ASSETS — 100.0%			$2,590,329,275

4

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,262,921	USD	932,296	JPMorgan Chase Bank N.A.	12/18/24	$3,356
USD	4,681,603	CAD	6,350,586	JPMorgan Chase Bank N.A.	12/18/24	(23,311)
						$(19,955)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	2,020	December 2024	$221,963,282	$248,563
U.S. Treasury 10-Year Notes	222	December 2024	25,370,438	37,723
U.S. Treasury 10-Year Ultra Notes	260	December 2024	30,757,187	27,931
			$278,090,907	$314,217
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Ultra Bonds	75	December 2024	$9,982,031	$36,156
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	$(737)	$5,695,741	$5,695,004
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	696,293	696,817
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	585	2,008,526	2,009,111
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	806	5,685,229	5,686,035
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	805	5,721,570	5,722,375
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	402	2,774,017	2,774,419
CPURNSA	Receive	2.50%	8/9/26	$8,000,000	326	(2,661)	(2,335)
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	399	(31,135)	(30,736)
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	520	(183,771)	(183,251)
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	3,698,269	3,697,494
CPURNSA	Receive	2.39%	8/2/29	$12,000,000	554	(46,006)	(45,452)
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(764)	3,801,360	3,800,596
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	3,245,400	3,244,662
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	594,959	594,416
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	927,252	927,801
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	666	(505,011)	(504,345)
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	580	(179,023)	(178,443)
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	669	(457,192)	(456,523)
					$3,828	$33,443,817	$33,447,645

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	$(2,643,265)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(1,259,816)
						$(3,903,081)
*Amount represents value and unrealized appreciation (depreciation).
5

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corp.
LOC	–	Letter of Credit
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,776,186.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $172,586,842, which represented 6.7% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,754,699,481)	$2,592,852,408
Receivable for investments sold	1,069,259
Receivable for capital shares sold	1,286,924
Receivable for variation margin on swap agreements	333,615
Unrealized appreciation on forward foreign currency exchange contracts	3,356
Interest receivable	8,367,400
2,603,912,962

Liabilities
Foreign currency overdraft payable, at value (cost of $5,807)	5,783
Payable for investments purchased	3,188,825
Payable for capital shares redeemed	5,041,862
Payable for variation margin on futures contracts	917,786
Unrealized depreciation on forward foreign currency exchange contracts	23,311
Swap agreements, at value	3,903,081
Accrued management fees	469,005
Distribution and service fees payable	34,034
13,583,687

Net Assets	$2,590,329,275

Net Assets Consist of:
Capital paid in	$2,813,353,472
Distributable earnings (loss)	(223,024,197)
$2,590,329,275

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$692,455,682	63,762,662	$10.86
I Class	$125,534,523	11,576,127	$10.84
Y Class	$86,471,824	7,971,139	$10.85
A Class	$84,206,469	7,780,399	$10.82
C Class	$6,376,781	591,736	$10.78
R Class	$28,123,705	2,586,206	$10.87
R5 Class	$137,923,305	12,713,730	$10.85
R6 Class	$472,428,370	43,566,950	$10.84
G Class	$956,808,616	88,111,775	$10.86
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.33 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$66,327,927

Expenses:
Management fees	3,889,183
Interest expenses	939,693
Distribution and service fees:
A Class	106,013
C Class	34,533
R Class	70,601
Trustees' fees and expenses	83,757
5,123,780
Fees waived - G Class	(988,207)
4,135,573

Net investment income (loss)	62,192,354

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(37,680,776)
Forward foreign currency exchange contract transactions	124,682
Futures contract transactions	6,109,185
Swap agreement transactions	857,767
Foreign currency translation transactions	(1,794)
(30,590,936)

Change in net unrealized appreciation (depreciation) on:
Investments	98,479,064
Forward foreign currency exchange contracts	(62,910)
Futures contracts	(639,887)
Swap agreements	(1,706,927)
Translation of assets and liabilities in foreign currencies	8
96,069,348

Net realized and unrealized gain (loss)	65,478,412

Net Increase (Decrease) in Net Assets Resulting from Operations	$127,670,766

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$62,192,354	$100,604,875
Net realized gain (loss)	(30,590,936)	(61,687,221)
Change in net unrealized appreciation (depreciation)	96,069,348	(57,529,065)
Net increase (decrease) in net assets resulting from operations	127,670,766	(18,611,411)

Distributions to Shareholders
From earnings:
Investor Class	(2,134,090)	(32,661,972)
I Class	(472,590)	(10,151,175)
Y Class	(331,251)	(2,942,993)
A Class	(167,339)	(3,764,452)
C Class	—	(282,588)
R Class	(22,053)	(1,162,121)
R5 Class	(568,430)	(8,412,520)
R6 Class	(2,173,529)	(21,505,245)
G Class	(4,979,736)	(45,146,367)
Decrease in net assets from distributions	(10,849,018)	(126,029,433)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(240,194,044)	(161,758,441)

Net increase (decrease) in net assets	(123,372,296)	(306,399,285)

Net Assets
Beginning of period	2,713,701,571	3,020,100,856
End of period	$2,590,329,275	$2,713,701,571

See Notes to Financial Statements.
9

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

10

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 28% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

11

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
Y Class		0.0500% to 0.1100%	0.26%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%
R6 Class		0.0000% to 0.0600%	0.21%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.21%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $382,101,553, of which $182,711,477 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $590,960,145, of which $512,441,721 represented U.S. Treasury and Government Agency obligations.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,623,946	$17,094,096	3,625,729	$38,053,474
Issued in reinvestment of distributions	197,956	2,072,596	3,040,660	31,794,934
Redeemed	(5,599,147)	(58,672,887)	(16,737,285)	(175,502,402)
	(3,777,245)	(39,506,195)	(10,070,896)	(105,653,994)
I Class
Sold	1,171,601	12,209,106	5,640,400	58,536,392
Issued in reinvestment of distributions	39,540	413,189	831,781	8,688,837
Redeemed	(6,628,288)	(68,777,383)	(16,561,678)	(173,115,554)
	(5,417,147)	(56,155,088)	(10,089,497)	(105,890,325)
Y Class
Sold	851,790	8,918,933	2,951,357	30,685,278
Issued in reinvestment of distributions	30,269	316,620	272,514	2,843,883
Redeemed	(503,400)	(5,296,519)	(1,426,523)	(14,897,320)
	378,659	3,939,034	1,797,348	18,631,841
A Class
Sold	793,560	8,294,133	2,417,404	25,258,720
Issued in reinvestment of distributions	9,012	94,083	214,970	2,240,937
Redeemed	(1,508,927)	(15,751,702)	(3,814,454)	(39,872,647)
	(706,355)	(7,363,486)	(1,182,080)	(12,372,990)
C Class
Sold	22,351	232,191	183,342	1,935,800
Issued in reinvestment of distributions	—	—	19,625	204,319
Redeemed	(150,639)	(1,574,037)	(371,609)	(3,878,822)
	(128,288)	(1,341,846)	(168,642)	(1,738,703)
R Class
Sold	221,624	2,324,561	600,231	6,322,726
Issued in reinvestment of distributions	2,100	22,053	110,689	1,160,123
Redeemed	(440,218)	(4,607,788)	(1,081,427)	(11,361,141)
	(216,494)	(2,261,174)	(370,507)	(3,878,292)
R5 Class
Sold	987,265	10,326,487	4,058,789	42,544,854
Issued in reinvestment of distributions	49,593	518,743	749,906	7,828,058
Redeemed	(3,809,618)	(39,545,175)	(8,546,702)	(89,526,818)
	(2,772,760)	(28,699,945)	(3,738,007)	(39,153,906)
R6 Class
Sold	5,855,346	61,226,646	19,035,782	198,491,388
Issued in reinvestment of distributions	174,050	1,818,824	1,686,386	17,604,750
Redeemed	(12,574,619)	(131,718,145)	(20,099,828)	(209,344,968)
	(6,545,223)	(68,672,675)	622,340	6,751,170
G Class
Sold	2,128,636	22,201,643	10,890,565	114,520,453
Issued in reinvestment of distributions	476,074	4,979,736	4,322,867	45,146,367
Redeemed	(6,413,752)	(67,314,048)	(7,520,432)	(78,120,062)
	(3,809,042)	(40,132,669)	7,693,000	81,546,758
Net increase (decrease)	(22,993,895)	$(240,194,044)	(15,506,941)	$(161,758,441)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,288,836,197	—
Corporate Bonds	—	77,441,096	—
Collateralized Mortgage Obligations	—	62,279,933	—
Preferred Stocks	—	49,089,151	—
Commercial Mortgage-Backed Securities	—	34,852,603	—
Asset-Backed Securities	—	28,263,151	—
Collateralized Loan Obligations	—	17,859,549	—
Short-Term Investments	$85,297	34,145,431	—
	$85,297	$2,592,767,111	—
Other Financial Instruments
Futures Contracts	$350,373	—	—
Swap Agreements	—	$34,848,730	—
Forward Foreign Currency Exchange Contracts	—	3,356	—
	$350,373	$34,852,086	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$5,304,166	—
Forward Foreign Currency Exchange Contracts	—	23,311	—
	—	$5,327,477	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $8,837,495.

14

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $313,831,583 futures contracts purchased and $9,938,672 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $435,983,333.

Value of Derivative Instruments as of September 30, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$3,356	Unrealized depreciation on forward foreign currency exchange contracts	$23,311
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	917,786
Other Contracts	Receivable for variation margin on swap agreements*	333,615	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	—	Swap agreements	3,903,081
		$336,971		$4,844,178
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$124,682	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(62,910)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	6,109,185	Change in net unrealized appreciation (depreciation) on futures contracts	(639,887)
Other Contracts	Net realized gain (loss) on swap agreement transactions	857,767	Change in net unrealized appreciation (depreciation) on swap agreements	(1,706,927)
		$7,091,634		$(2,409,724)

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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,759,405,813
Gross tax appreciation of investments	$20,203,349
Gross tax depreciation of investments	(186,756,754)
Net tax appreciation (depreciation) of investments	$(166,553,405)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2024, the fund had accumulated short-term capital losses of $(49,470,562) and accumulated long-term capital losses of $(66,862,245), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$10.38	0.24	0.27	0.51	(0.03)	$10.86	4.95%	0.54%	0.54%	4.52%	4.52%	15%	$692,456
2024	$10.90	0.36	(0.42)	(0.06)	(0.46)	$10.38	(0.53)%	0.54%	0.54%	3.37%	3.37%	22%	$700,959
2023	$12.53	0.66	(1.52)	(0.86)	(0.77)	$10.90	(6.76)%	0.51%	0.51%	5.72%	5.72%	18%	$846,252
2022	$12.49	0.68	(0.06)	0.62	(0.58)	$12.53	4.89%	0.46%	0.46%	5.30%	5.30%	30%	$1,053,464
2021	$11.63	0.17	0.84	1.01	(0.15)	$12.49	8.70%	0.47%	0.47%	1.46%	1.46%	22%	$965,896
2020	$11.39	0.32	0.20	0.52	(0.28)	$11.63	4.62%	0.47%	0.47%	2.70%	2.70%	24%	$929,682
I Class
2024(3)	$10.36	0.26	0.26	0.52	(0.04)	$10.84	5.01%	0.44%	0.44%	4.62%	4.62%	15%	$125,535
2024	$10.89	0.38	(0.44)	(0.06)	(0.47)	$10.36	(0.52)%	0.44%	0.44%	3.47%	3.47%	22%	$176,098
2023	$12.51	0.70	(1.54)	(0.84)	(0.78)	$10.89	(6.59)%	0.41%	0.41%	5.82%	5.82%	18%	$294,877
2022	$12.48	0.69	(0.07)	0.62	(0.59)	$12.51	4.92%	0.36%	0.36%	5.40%	5.40%	30%	$497,514
2021	$11.61	0.20	0.83	1.03	(0.16)	$12.48	8.91%	0.37%	0.37%	1.56%	1.56%	22%	$380,580
2020	$11.38	0.31	0.22	0.53	(0.30)	$11.61	4.64%	0.37%	0.37%	2.80%	2.80%	24%	$203,093
Y Class
2024(3)	$10.37	0.24	0.28	0.52	(0.04)	$10.85	5.05%	0.34%	0.34%	4.72%	4.72%	15%	$86,472
2024	$10.89	0.37	(0.41)	(0.04)	(0.48)	$10.37	(0.33)%	0.34%	0.34%	3.57%	3.57%	22%	$78,707
2023	$12.52	0.65	(1.49)	(0.84)	(0.79)	$10.89	(6.57)%	0.31%	0.31%	5.92%	5.92%	18%	$63,121
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$63,634
2021	$11.62	0.21	0.82	1.03	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$52,784
2020	$11.38	0.30	0.25	0.55	(0.31)	$11.62	4.84%	0.27%	0.27%	2.90%	2.90%	24%	$28,234
A Class
2024(3)	$10.34	0.22	0.28	0.50	(0.02)	$10.82	4.85%	0.79%	0.79%	4.27%	4.27%	15%	$84,206
2024	$10.87	0.33	(0.43)	(0.10)	(0.43)	$10.34	(0.88)%	0.79%	0.79%	3.12%	3.12%	22%	$87,787
2023	$12.49	0.62	(1.50)	(0.88)	(0.74)	$10.87	(6.93)%	0.76%	0.76%	5.47%	5.47%	18%	$105,092
2022	$12.46	0.66	(0.09)	0.57	(0.54)	$12.49	4.55%	0.71%	0.71%	5.05%	5.05%	30%	$130,021
2021	$11.59	0.14	0.85	0.99	(0.12)	$12.46	8.55%	0.72%	0.72%	1.21%	1.21%	22%	$155,704
2020	$11.36	0.29	0.19	0.48	(0.25)	$11.59	4.28%	0.72%	0.72%	2.45%	2.45%	24%	$148,184

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$10.32	0.19	0.27	0.46	—	$10.78	4.46%	1.54%	1.54%	3.52%	3.52%	15%	$6,377
2024	$10.84	0.25	(0.42)	(0.17)	(0.35)	$10.32	(1.54)%	1.54%	1.54%	2.37%	2.37%	22%	$7,429
2023	$12.46	0.56	(1.52)	(0.96)	(0.66)	$10.84	(7.66)%	1.51%	1.51%	4.72%	4.72%	18%	$9,635
2022	$12.43	0.54	(0.06)	0.48	(0.45)	$12.46	3.77%	1.46%	1.46%	4.30%	4.30%	30%	$12,996
2021	$11.60	0.05	0.84	0.89	(0.06)	$12.43	7.73%	1.47%	1.47%	0.46%	0.46%	22%	$7,698
2020	$11.36	0.21	0.20	0.41	(0.17)	$11.60	3.49%	1.47%	1.47%	1.70%	1.70%	24%	$7,134
R Class
2024(3)	$10.39	0.21	0.28	0.49	(0.01)	$10.87	4.70%	1.04%	1.04%	4.02%	4.02%	15%	$28,124
2024	$10.92	0.30	(0.42)	(0.12)	(0.41)	$10.39	(1.12)%	1.04%	1.04%	2.87%	2.87%	22%	$29,132
2023	$12.55	0.59	(1.51)	(0.92)	(0.71)	$10.92	(7.21)%	1.01%	1.01%	5.22%	5.22%	18%	$34,651
2022	$12.51	0.61	(0.06)	0.55	(0.51)	$12.55	4.35%	0.96%	0.96%	4.80%	4.80%	30%	$41,155
2021	$11.65	0.11	0.84	0.95	(0.09)	$12.51	8.20%	0.97%	0.97%	0.96%	0.96%	22%	$28,398
2020	$11.41	0.26	0.21	0.47	(0.23)	$11.65	4.09%	0.97%	0.97%	2.20%	2.20%	24%	$23,721
R5 Class
2024(3)	$10.37	0.25	0.27	0.52	(0.04)	$10.85	5.05%	0.34%	0.34%	4.72%	4.72%	15%	$137,923
2024	$10.89	0.38	(0.42)	(0.04)	(0.48)	$10.37	(0.33)%	0.34%	0.34%	3.57%	3.57%	22%	$160,541
2023	$12.52	0.69	(1.53)	(0.84)	(0.79)	$10.89	(6.57)%	0.31%	0.31%	5.92%	5.92%	18%	$209,404
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$293,867
2021	$11.62	0.20	0.83	1.03	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$305,728
2020	$11.38	0.34	0.21	0.55	(0.31)	$11.62	4.84%	0.27%	0.27%	2.90%	2.90%	24%	$273,591
R6 Class
2024(3)	$10.36	0.25	0.27	0.52	(0.04)	$10.84	5.08%	0.29%	0.29%	4.77%	4.77%	15%	$472,428
2024	$10.89	0.38	(0.42)	(0.04)	(0.49)	$10.36	(0.37)%	0.29%	0.29%	3.62%	3.62%	22%	$519,268
2023	$12.51	0.66	(1.48)	(0.82)	(0.80)	$10.89	(6.45)%	0.26%	0.26%	5.97%	5.97%	18%	$538,834
2022	$12.48	0.71	(0.07)	0.64	(0.61)	$12.51	5.07%	0.21%	0.21%	5.55%	5.55%	30%	$554,324
2021	$11.61	0.21	0.84	1.05	(0.18)	$12.48	9.08%	0.22%	0.22%	1.71%	1.71%	22%	$454,592
2020	$11.38	0.33	0.21	0.54	(0.31)	$11.61	4.80%	0.22%	0.22%	2.95%	2.95%	24%	$303,503

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2024(3)	$10.38	0.26	0.27	0.53	(0.05)	$10.86	5.17%	0.08%	0.29%	4.98%	4.77%	15%	$956,809
2024	$10.90	0.39	(0.40)	(0.01)	(0.51)	$10.38	(0.07)%	0.08%	0.29%	3.83%	3.62%	22%	$953,780
2023	$12.53	0.69	(1.50)	(0.81)	(0.82)	$10.90	(6.33)%	0.05%	0.26%	6.18%	5.97%	18%	$918,235
2022	$12.49	0.74	(0.07)	0.67	(0.63)	$12.53	5.37%	0.01%	0.21%	5.75%	5.55%	30%	$899,091
2021	$11.63	0.26	0.80	1.06	(0.20)	$12.49	9.20%	0.01%	0.22%	1.92%	1.71%	22%	$968,646
2020	$11.39	0.37	0.21	0.58	(0.34)	$11.63	5.11%	0.01%	0.22%	3.16%	2.95%	24%	$434,322

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three- and five-year periods and below its benchmark for the one- and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group.The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90811 2411

Semiannual Financial Statements and Other Information

September 30, 2024

Short-Term Government Fund
Investor Class (TWUSX)
I Class (ASGHX)
A Class (TWAVX)
C Class (TWACX)
R Class (TWARX)
R5 Class (TWUOX)

Schedule of Investments

SEPTEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 59.7%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	$1,826,595	$1,794,143
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	813,536	836,360
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	491,864	466,819
U.S. Treasury Notes, 1.50%, 2/15/25	2,000,000	1,977,974
U.S. Treasury Notes, 2.00%, 2/15/25	1,000,000	990,745
U.S. Treasury Notes, 5.00%, 8/31/25	1,000,000	1,008,449
U.S. Treasury Notes, 5.00%, 9/30/25	6,100,000	6,160,690
U.S. Treasury Notes, 4.25%, 12/31/25	8,700,000	8,740,611
U.S. Treasury Notes, 4.25%, 1/31/26	1,600,000	1,608,781
U.S. Treasury Notes, 4.00%, 2/15/26	10,000,000	10,028,516
U.S. Treasury Notes, 4.625%, 6/30/26	3,700,000	3,757,307
U.S. Treasury Notes, 4.625%, 9/15/26	2,000,000	2,036,172
U.S. Treasury Notes, 4.625%, 11/15/26	24,800,000	25,298,906
U.S. Treasury Notes, 4.375%, 12/15/26(1)	11,000,000	11,176,172
U.S. Treasury Notes, 1.75%, 12/31/26	4,000,000	3,841,719
U.S. Treasury Notes, 4.00%, 1/15/27	500,000	504,209
U.S. Treasury Notes, 4.125%, 2/15/27	10,500,000	10,623,047
U.S. Treasury Notes, 4.25%, 3/15/27	11,000,000	11,171,445
U.S. Treasury Notes, 2.50%, 3/31/27	1,000,000	974,453
U.S. Treasury Notes, 4.50%, 5/15/27	6,000,000	6,136,406
U.S. Treasury Notes, 4.625%, 6/15/27	11,000,000	11,298,418
U.S. Treasury Notes, 4.375%, 7/15/27	2,300,000	2,348,426
U.S. Treasury Notes, 3.75%, 8/15/27	2,500,000	2,512,207
TOTAL U.S. TREASURY SECURITIES (Cost $123,622,569)		125,291,975
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.9%
FHLMC, Series 3114, Class FT, VRN, 5.81%, (30-day average SOFR plus 0.46%), 9/15/30	93,411	93,215
FHLMC, Series 3200, Class FP, VRN, 5.66%, (30-day average SOFR plus 0.31%), 8/15/36	316,972	312,498
FHLMC, Series 3206, Class FE, VRN, 5.86%, (30-day average SOFR plus 0.51%), 8/15/36	131,242	130,056
FHLMC, Series 3231, Class FA, VRN, 5.86%, (30-day average SOFR plus 0.51%), 10/15/36	140,017	139,122
FHLMC, Series 3301, Class FA, VRN, 5.76%, (30-day average SOFR plus 0.41%), 8/15/35	138,741	137,451
FHLMC, Series 3380, Class FP, VRN, 5.81%, (30-day average SOFR plus 0.46%), 11/15/36	161,521	160,164
FHLMC, Series 3508, Class PF, VRN, 6.31%, (30-day average SOFR plus 0.96%), 2/15/39	54,173	54,406
FHLMC, Series 3587, Class FB, VRN, 6.23%, (30-day average SOFR plus 0.89%), 2/15/36	168,138	169,409
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	708,365	704,336
FHLMC, Series K045, Class A2, SEQ, 3.02%, 1/25/25	647,004	642,467
FHLMC, Series K048, Class A2, SEQ, VRN, 3.28%, 6/25/25	343,132	339,932
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	1,080,300	1,067,282
FHLMC, Series K058, Class A2, SEQ, 2.65%, 8/25/26	1,948,000	1,899,641
FHLMC, Series K058, Class AM, SEQ, VRN, 2.72%, 8/25/26	2,000,000	1,949,546
FHLMC, Series K059, Class AM, SEQ, VRN, 3.17%, 9/25/26	2,500,000	2,457,848
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	1,471,000	1,447,069
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	944,159	927,139
FHLMC, Series K069, Class A2, SEQ, VRN, 3.19%, 9/25/27	1,126,033	1,102,707
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	3,900,000	3,830,314
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	2,064,000	2,030,034
FHLMC, Series K733, Class A2, SEQ, 3.75%, 8/25/25	1,755,221	1,743,076
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	2,464,900	2,433,051
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	1,990,000	1,933,409
FHLMC, Series K739, Class A1, SEQ, 0.52%, 11/25/26	1,300,958	1,276,051
2

	Principal Amount/Shares	Value
FHLMC, Series KC02, Class A2, SEQ, 3.37%, 7/25/25	$858,449	$850,038
FHLMC, Series KC06, Class A2, SEQ, 2.54%, 8/25/26	2,139,980	2,082,944
FHLMC, Series KC07, Class A7, SEQ, 2.51%, 10/25/26	2,174,119	2,106,411
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	697,136	684,869
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	268,701	264,552
FHLMC, Series KJ33, Class A2, SEQ, 1.57%, 7/25/32	1,221,811	1,143,857
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	2,736,000	2,699,189
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	2,060,000	2,014,891
FNMA, Series 2006-11, Class FA, VRN, 5.69%, (30-day average SOFR plus 0.41%), 3/25/36	134,084	133,247
FNMA, Series 2006-60, Class KF, VRN, 5.69%, (30-day average SOFR plus 0.41%), 7/25/36	371,936	368,947
FNMA, Series 2006-72, Class TE, VRN, 5.69%, (30-day average SOFR plus 0.41%), 8/25/36	160,532	158,891
FNMA, Series 2009-33, Class FB, VRN, 6.21%, (30-day average SOFR plus 0.93%), 3/25/37	204,688	206,612
FNMA, Series 2009-89, Class FD, VRN, 5.99%, (30-day average SOFR plus 0.71%), 5/25/36	99,842	100,080
FNMA, Series 2017-M15, Class AV2, SEQ, VRN, 2.61%, 11/25/24	54,264	54,072
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,792,122	1,707,244
GNMA, Series 2010-14, Class QF, VRN, 5.66%, (1-month SOFR plus 0.56%), 2/16/40	249,045	248,826
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,500,765)		41,804,893
ASSET-BACKED SECURITIES — 3.2%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 5.55%, (1-month SOFR plus 0.69%), 11/25/71	663,667	659,325
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.67%, (1-month SOFR plus 0.81%), 1/25/72	628,849	626,349
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.96%, (30-day average SOFR plus 0.68%), 11/25/70(2)	896,408	887,740
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 5.67%, (1-month SOFR plus 0.81%), 3/25/61	142,388	141,503
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 5.54%, (1-month SOFR plus 0.68%), 8/25/61	593,865	586,171
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	207,767	184,744
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.81%, (3-month SOFR plus 0.71%), 8/23/36(2)	853,876	846,354
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	331,221	306,792
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 5.54%, (1-month SOFR plus 0.68%), 9/25/61	763,085	757,601
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 5.54%, (1-month SOFR plus 0.68%), 10/25/61	1,195,230	1,189,270
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.92%, (30-day average SOFR plus 0.64%), 5/25/70(2)	611,321	606,877
TOTAL ASSET-BACKED SECURITIES (Cost $6,709,941)		6,792,726
U.S. GOVERNMENT AGENCY SECURITIES — 2.6%
FHLB, 0.96%, 3/5/26	2,500,000	2,396,970
FHLB, 4.625%, 11/17/26	2,000,000	2,040,689
FHLB, 4.125%, 1/15/27	1,000,000	1,010,994
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,394,414)		5,448,653
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.4%
FNMA, VRN, 6.54%, (1-year RFUCC plus 1.75%), 5/1/42	613,069	636,271
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	48,729	47,461
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	46,360	45,128
		728,860
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.2%
FNMA, 2.47%, 7/1/26	3,200,000	3,112,076
FNMA, 3.17%, 1/1/27	1,500,000	1,475,056
FNMA, 7.00%, 5/1/32	35,300	36,650
FNMA, 7.00%, 5/1/32	5,152	5,348
FNMA, 7.00%, 6/1/32	37,179	38,611
3

	Principal Amount/Shares	Value
FNMA, 7.00%, 8/1/32	$3,435	$3,566
		4,671,307
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $5,352,587)		5,400,167
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, SEQ, 2.94%, 4/10/48	625,347	620,048
COMM Mortgage Trust, Series 2015-CR23, Class A3, SEQ, 3.23%, 5/10/48	219,520	218,187
COMM Mortgage Trust, Series 2015-DC1, Class A4, SEQ, 3.08%, 2/10/48	318,881	318,142
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	496,233	491,459
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	675,686	670,191
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	410,252	408,359
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	507,491	502,242
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	425,412	419,847
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,554,615)		3,648,475
CORPORATE BONDS — 0.2%
Consumer Finance — 0.2%
Ulani MSN 35940 LLC, 2.23%, 5/16/25 (Cost $324,392)	327,500	323,952
SHORT-TERM INVESTMENTS — 9.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,472	6,472
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $110,376), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $108,330)		108,315
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $1,320,039), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $1,294,174)		1,294,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.50% - 4.125%, 3/31/25 - 2/29/28, valued at $441,783), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $433,058)		433,000
		1,835,315
Treasury Bills(3) — 8.6%
U.S. Treasury Bills, 4.42%, 3/20/25	$4,000,000	3,919,250
U.S. Treasury Bills, 4.04%, 9/4/25	14,700,000	14,169,240
		18,088,490
TOTAL SHORT-TERM INVESTMENTS (Cost $19,927,422)		19,930,277
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $206,386,705)		208,641,118
OTHER ASSETS AND LIABILITIES — 0.5%		1,118,931
TOTAL NET ASSETS — 100.0%		$209,760,049

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	146	December 2024	$30,403,359	$(67,527)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1	December 2024	$109,883	$319
U.S. Treasury 10-Year Notes	6	December 2024	685,687	4,160
U.S. Treasury 10-Year Ultra Notes	2	December 2024	236,594	402
			$1,032,164	$4,881
^Amount represents value and unrealized appreciation (depreciation).

4

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $294,645.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,832,507, which represented 1.4% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

SEPTEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $206,386,705)	$208,641,118
Receivable for capital shares sold	54,553
Interest receivable	1,361,657
210,057,328

Liabilities
Payable for capital shares redeemed	148,415
Payable for variation margin on futures contracts	51,523
Accrued management fees	84,780
Distribution and service fees payable	2,731
Dividends payable	9,830
297,279

Net Assets	$209,760,049

Net Assets Consist of:
Capital paid in	$222,280,436
Distributable earnings (loss)	(12,520,387)
$209,760,049

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$128,220,238	13,941,335	$9.20
I Class	$50,795,743	5,525,839	$9.19
A Class	$5,812,238	631,568	$9.20
C Class	$1,060,773	117,368	$9.04
R Class	$1,984,316	216,396	$9.17
R5 Class	$21,886,741	2,378,184	$9.20
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.41 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,433,913

Expenses:
Management fees	482,534
Distribution and service fees:
A Class	7,151
C Class	3,984
R Class	4,799
Trustees' fees and expenses	6,055
Other expenses	210
504,733

Net investment income (loss)	3,929,180

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	817,259
Futures contract transactions	77,923
895,182

Change in net unrealized appreciation (depreciation) on:
Investments	2,384,288
Futures contracts	(16,585)
2,367,703

Net realized and unrealized gain (loss)	3,262,885

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,192,065

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MARCH 31, 2024
Increase (Decrease) in Net Assets	September 30, 2024	March 31, 2024
Operations
Net investment income (loss)	$3,929,180	$8,218,834
Net realized gain (loss)	895,182	(5,342,444)
Change in net unrealized appreciation (depreciation)	2,367,703	899,093
Net increase (decrease) in net assets resulting from operations	7,192,065	3,775,483

Distributions to Shareholders
From earnings:
Investor Class	(2,652,286)	(5,393,544)
I Class	(824,258)	(1,830,247)
A Class	(111,285)	(205,368)
C Class	(12,504)	(61,729)
R Class	(34,962)	(89,536)
R5 Class	(378,456)	(635,828)
Decrease in net assets from distributions	(4,013,751)	(8,216,252)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,247,185	(150,237,819)

Net increase (decrease) in net assets	22,425,499	(154,678,588)

Net Assets
Beginning of period	187,334,550	342,013,138
End of period	$209,760,049	$187,334,550

See Notes to Financial Statements.
8

Notes to Financial Statements

SEPTEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

9

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

10

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $308,001,204, all of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2024 totaled $313,565,632, of which $309,659,110 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2024		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	643,738	$5,847,773	1,412,233	$12,846,194
Issued in reinvestment of distributions	283,955	2,577,809	577,664	5,240,713
Redeemed	(1,386,984)	(12,585,070)	(2,667,069)	(24,221,972)
	(459,291)	(4,159,488)	(677,172)	(6,135,065)
I Class
Sold	2,275,269	20,727,001	2,780,213	25,215,378
Issued in reinvestment of distributions	90,725	824,258	201,353	1,830,211
Redeemed	(559,552)	(5,076,125)	(18,269,122)	(167,520,893)
	1,806,442	16,475,134	(15,287,556)	(140,475,304)
A Class
Sold	38,445	349,885	279,357	2,541,838
Issued in reinvestment of distributions	12,233	111,118	22,578	204,977
Redeemed	(46,839)	(424,966)	(284,031)	(2,580,394)
	3,839	36,037	17,904	166,421
C Class
Sold	51,409	462,925	136,634	1,238,403
Issued in reinvestment of distributions	1,401	12,504	6,781	60,430
Redeemed	(26,499)	(236,729)	(297,090)	(2,655,809)
	26,311	238,700	(153,675)	(1,356,976)
R Class
Sold	71,643	652,122	50,670	460,043
Issued in reinvestment of distributions	3,854	34,865	9,787	88,562
Redeemed	(85,777)	(775,297)	(201,520)	(1,823,850)
	(10,280)	(88,310)	(141,063)	(1,275,245)
R5 Class
Sold	1,664,561	15,078,483	2,509,075	22,798,330
Issued in reinvestment of distributions	41,577	378,407	69,790	633,423
Redeemed	(959,001)	(8,711,778)	(2,708,530)	(24,593,403)
	747,137	6,745,112	(129,665)	(1,161,650)
Net increase (decrease)	2,114,158	$19,247,185	(16,371,227)	$(150,237,819)

11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$125,291,975	—
Collateralized Mortgage Obligations	—	41,804,893	—
Asset-Backed Securities	—	6,792,726	—
U.S. Government Agency Securities	—	5,448,653	—
U.S. Government Agency Mortgage-Backed Securities	—	5,400,167	—
Commercial Mortgage-Backed Securities	—	3,648,475	—
Corporate Bonds	—	323,952	—
Short-Term Investments	$6,472	19,923,805	—
	$6,472	$208,634,646	—
Other Financial Instruments
Futures Contracts	$4,881	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$67,527	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $17,875,511 futures contracts purchased and $1,296,266 futures contracts sold.

The value of interest rate risk derivative instruments as of September 30, 2024, is disclosed on the Statement of Assets and Liabilities as a liability of $51,523 in payable for variation margin on futures contracts.* For the six months ended September 30, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $77,923 in net realized gain (loss) on futures contract transactions and $(16,585) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

12

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$206,541,831
Gross tax appreciation of investments	$2,332,184
Gross tax depreciation of investments	(232,897)
Net tax appreciation (depreciation) of investments	$2,099,287

As of March 31, 2024, the fund had accumulated short-term capital losses of $(9,211,524) and accumulated long-term capital losses of $(6,084,368), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$9.05	0.18	0.16	0.34	(0.19)	—	(0.19)	$9.20	3.78%	0.54%	4.04%	170%	$128,220
2024	$9.23	0.37	(0.18)	0.19	(0.37)	—	(0.37)	$9.05	2.11%	0.55%	4.01%	310%	$130,365
2023	$9.45	0.19	(0.21)	(0.02)	(0.20)	—	(0.20)	$9.23	(0.18)%	0.55%	2.09%	238%	$139,180
2022	$9.81	0.04	(0.30)	(0.26)	(0.04)	(0.06)	(0.10)	$9.45	(2.61)%	0.54%	0.40%	229%	$152,845
2021	$9.75	0.03	0.08	0.11	(0.05)	—	(0.05)	$9.81	1.09%	0.55%	0.27%	162%	$197,813
2020	$9.48	0.14	0.28	0.42	(0.15)	—	(0.15)	$9.75	4.48%	0.55%	1.47%	206%	$213,672
I Class
2024(3)	$9.05	0.19	0.14	0.33	(0.19)	—	(0.19)	$9.19	3.72%	0.44%	4.14%	170%	$50,796
2024	$9.23	0.37	(0.17)	0.20	(0.38)	—	(0.38)	$9.05	2.21%	0.45%	4.11%	310%	$33,653
2023	$9.44	0.21	(0.21)	—	(0.21)	—	(0.21)	$9.23	0.02%	0.45%	2.19%	238%	$175,341
2022	$9.80	0.05	(0.30)	(0.25)	(0.05)	(0.06)	(0.11)	$9.44	(2.51)%	0.44%	0.50%	229%	$18,367
2021	$9.75	0.03	0.08	0.11	(0.06)	—	(0.06)	$9.80	1.09%	0.45%	0.37%	162%	$36,987
2020	$9.48	0.14	0.29	0.43	(0.16)	—	(0.16)	$9.75	4.59%	0.45%	1.57%	206%	$23,045
A Class
2024(3)	$9.06	0.17	0.15	0.32	(0.18)	—	(0.18)	$9.20	3.54%	0.79%	3.79%	170%	$5,812
2024	$9.24	0.34	(0.17)	0.17	(0.35)	—	(0.35)	$9.06	1.86%	0.80%	3.76%	310%	$5,686
2023	$9.46	0.17	(0.21)	(0.04)	(0.18)	—	(0.18)	$9.24	(0.43)%	0.80%	1.84%	238%	$5,633
2022	$9.81	0.01	(0.29)	(0.28)	(0.01)	(0.06)	(0.07)	$9.46	(2.78)%	0.79%	0.15%	229%	$6,795
2021	$9.76	—(4)	0.07	0.07	(0.02)	—	(0.02)	$9.81	0.75%	0.80%	0.02%	162%	$10,876
2020	$9.48	0.11	0.30	0.41	(0.13)	—	(0.13)	$9.76	4.33%	0.80%	1.22%	206%	$8,987
C Class
2024(3)	$8.90	0.14	0.14	0.28	(0.14)	—	(0.14)	$9.04	3.18%	1.54%	3.04%	170%	$1,061
2024	$9.06	0.27	(0.17)	0.10	(0.26)	—	(0.26)	$8.90	1.17%	1.55%	3.01%	310%	$810
2023	$9.17	0.09	(0.20)	(0.11)	—	—	—	$9.06	(1.20)%	1.55%	1.09%	238%	$2,218
2022	$9.58	(0.06)	(0.29)	(0.35)	—(4)	(0.06)	(0.06)	$9.17	(3.62)%	1.54%	(0.60)%	229%	$2,591
2021	$9.57	(0.07)	0.08	0.01	—(4)	—	—(4)	$9.58	0.11%	1.55%	(0.73)%	162%	$2,335
2020	$9.29	0.05	0.27	0.32	(0.04)	—	(0.04)	$9.57	3.46%	1.55%	0.47%	206%	$2,991

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$9.03	0.16	0.14	0.30	(0.16)	—	(0.16)	$9.17	3.41%	1.04%	3.54%	170%	$1,984
2024	$9.20	0.32	(0.17)	0.15	(0.32)	—	(0.32)	$9.03	1.71%	1.05%	3.51%	310%	$2,046
2023	$9.40	0.15	(0.22)	(0.07)	(0.13)	—	(0.13)	$9.20	(0.74)%	1.05%	1.59%	238%	$3,385
2022	$9.76	(0.01)	(0.29)	(0.30)	—(4)	(0.06)	(0.06)	$9.40	(3.04)%	1.04%	(0.10)%	229%	$3,090
2021	$9.72	(0.03)	0.08	0.05	(0.01)	—	(0.01)	$9.76	0.52%	1.05%	(0.23)%	162%	$3,172
2020	$9.44	0.07	0.31	0.38	(0.10)	—	(0.10)	$9.72	4.09%	1.05%	0.97%	206%	$1,995
R5 Class
2024(3)	$9.06	0.19	0.15	0.34	(0.20)	—	(0.20)	$9.20	3.77%	0.34%	4.24%	170%	$21,887
2024	$9.23	0.38	(0.16)	0.22	(0.39)	—	(0.39)	$9.06	2.43%	0.35%	4.21%	310%	$14,774
2023	$9.45	0.20	(0.20)	—	(0.22)	—	(0.22)	$9.23	0.01%	0.35%	2.29%	238%	$16,257
2022	$9.81	0.06	(0.30)	(0.24)	(0.06)	(0.06)	(0.12)	$9.45	(2.41)%	0.34%	0.60%	229%	$31,501
2021	$9.75	0.05	0.08	0.13	(0.07)	—	(0.07)	$9.81	1.29%	0.35%	0.47%	162%	$24,972
2020	$9.48	0.16	0.28	0.44	(0.17)	—	(0.17)	$9.75	4.69%	0.35%	1.67%	206%	$25,528

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
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•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
17

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
18

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90812 2411

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 26, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2024